                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                  JUNE 30, 1997

                          CITISELECT(SM) VIP PORTFOLIO


                          CITISELECT(SM) VIP FOLIO 200
                          CITISELECT(SM) VIP FOLIO 300
                          CITISELECT(SM) VIP FOLIO 400
                          CITISELECT(SM) VIP FOLIO 500

We are pleased to present this semi-annual report for the CitiSelect(SM) VIP Portfolio. The report covers the period February 10, 1997 (commencement of operations) to June 30, 1997. During that time, the Funds' investment adviser, Citibank, N.A., has been busy putting your variable annuity insurance assets to work in order to help you reach your long-term financial goals.

TABLE OF CONTENTS

Portfolio Managers ..............................
Strategy and Outlook ............................
Fund Data .......................................
Performance Highlights ..........................
Portfolio of Investments ........................
Statement of Assets and Liabilities .............
Statement of Operations .........................
Statement of Changes in Net Assets ..............
Financial Highlights ............................
Notes to Financial Statements ...................

Remember that Mutual Fund Shares:
o  Are not bank deposits or FDIC insured
o  Are not obligations of or guaranteed by Citibank or Citicorp
   Investment Services
o Are subject to investment risks, including possible loss of the principal amount invested

CITISELECT(SM) VIP PORTFOLIOS
--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

LARGE CAPITALIZATION GROWTH SECURITIES
Lawrence P. Keblusek, U.S. Chief Investment Officer of Citibank, has been responsible for the daily management of large cap growth securities since the Funds' inception. Mr. Keblusek who has 25 years experience in the investment management industry, was most recently Senior Vice President and Director of Portfolio Management for The Northern Trust Company with responsibility for investment performance in the organization's High Net Worth, Corporate and Institutional and Mutual Fund Group. Earlier in his career Mr. Keblusek held senior investment positions with Maryland National Bank and the National Bank of Washington.

SMALL CAPITALIZATION GROWTH SECURITIES
Linda J. Intini, Vice President of Citibank, has been responsible for the daily management of small cap growth securities since February 24, 1997. Ms. Intini has over nine years of experience specializing in the management of small cap equities, including over $300 million of Citibank's small cap portfolios for trusts and individuals. Prior to joining Citibank, she was a Portfolio Manager and Research Analyst with Manufacturers Hanover in the Special Equity area. She also specialized in equity research at Eberstadt Fleming.

DOMESTIC FIXED INCOME SECURITIES
Mark Lindbloom, Vice President of Citibank, has been responsible for the daily management of domestic fixed income securities since the Funds' inception. Mr. Lindbloom has more than 12 years of investment management experience. Prior to joining Citibank in 1986, Mr. Lindbloom was a Fixed Income Portfolio Manager with Brown Brothers Harriman & Co., where he managed fixed income assets for discretionary corporate portfolios.

MONEY MARKET SECURITIES
Kevin Kennedy, Vice President of Citibank, has been responsible for the daily management of money market securities since the Funds' inception. Mr. Kennedy is responsible for managing the Liquidity Management Unit of the U.S. Fixed Income Department of Citibank Global Asset Management. Prior to joining Citibank in March 1993, Mr. Kennedy was with the Metropolitan Life Insurance Company as the Managing Trader of the Treasurer's Division. He was responsible for the management of more than $9 billion in short duration fixed income assets.
Mr. Kennedy has more than 15 years of fixed income management experience.

Citibank has delegated the daily management of the following kinds of securities of each Fund to the following Subadvisers. Citibank pays all Subadviser compensation.

LARGE CAPITALIZATION VALUE SECURITIES
Miller Anderson & Sherrerd LLP has been a registered investment adviser since 1974. Morgan Stanley Management Holdings, Inc., an indirect wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., is the general partner and owner of 95% of the interests of Miller Anderson & Sherrerd LLP. Robert Marcin, CFA, Partner, has been responsible for the daily management of large cap value securities since the Funds' inception. Mr. Marcin has been with Miller Anderson since 1988.

SMALL CAPITALIZATION VALUE SECURITIES
Franklin Advisory Services, Inc., a wholly-owned subsidiary of Franklin Resources, Inc., is a registered investment adviser. William J. Lippman, President of Franklin Advisory Services or its predecessor since June, 1988, has been responsible for the daily management of small capitalization value securities since the Funds' inception. Prior to joining Franklin Advisory Services, Mr. Lippman was president of L.F. Rothschild Fund Management, Inc.

INTERNATIONAL EQUITY SECURITIES
Hotchkis and Wiley, a division of The Merrill Lynch Capital Management Group of Merrill Lynch Asset Management, L.P. is a registered investment adviser and is a separate business unit of Merrill Lynch & Co., Inc., a Delaware corporation. Harry W. Hartford and Sarah H. Ketterer have been responsible for the daily management of international equity securities since the Funds' inception. Mr. Hartford and Ms. Ketterer manage international equity accounts and are also responsible for international investment research. Each serves on the Investment Policy Committee at Hotchkis and Wiley. Mr. Hartford was with The Investment Bank of Ireland, where he gained 10 years of experience in both international and global equity management. Prior to joining Hotchkis and Wiley, Ms. Ketterer was an associate with Bankers Trust and an analyst with Dean Witter.

FOREIGN GOVERNMENT SECURITIES
Pacific Investment Management Company, PIMCO, is a registered investment adviser and is a subsidiary partnership of PIMCO Advisors LP. A majority interest of PIMCO Advisors LP is held by PIMCO Partners, G.P., a general partnership between Pacific Investment Management Company, a California corporation and indirect wholly-owned subsidiary of Pacific Mutual Life Insurance Company, and PIMCO Partners, L.L.C., a limited liability company controlled by the Managing Directors of PIMCO. Lee R. Thomas, III, Senior International Portfolio Manager, has been responsible for the daily management of foreign government securities since the Funds' inception. He joined PIMCO in 1995. Previously he was a member of Investcorp's Management Committee, where he was responsible for global securities and foreign exchange trading. Prior to Investcorp, he was associated with Goldman Sachs, where he was an Executive Director in the fixed income division of the London office.

CITISELECT(SM) VIP PORTFOLIOS
--------------------------------------------------------------------------------
STRATEGY AND OUTLOOK

CITISELECT(SM) VIP FAMILY OF PORTFOLIOS
While the first half of 1997 represented one of the most positive periods in recent memory for financial markets throughout the world, the general uptrend was accompanied by considerable volatility. The U.S. stock market, for example, experienced a 9.8% correction during the period on its way to setting new records. The U.S. bond market also experienced price fluctuations as investors were alternately fearful of and complacent about the possibility of higher inflation.

This combination of favorable and adverse market conditions offered a real-life test of the principles upon which the CitiSelect portfolios are built. All four portfolios performed as expected, delivering the bulk of the positive returns provided by rising markets while sheltering shareholders from the full brunt of market declines. We attribute these positive results to the way assets were allocated within the portfolios, positioning shareholders to participate in the rise of the financial markets but at levels of risk that were generally lower than comparable single-sector funds.

We remain optimistic regarding the financial markets in the U.S. and abroad. Low inflation, moderate economic growth and relatively low interest rates are expected to produce a favorable environment for stocks and bonds in many parts of the world. In the U.S., many small and medium-sized stocks appear to be attractively valued. The same is true of selected stocks in Europe, where companies are just beginning to see the kinds of conditions that benefitted U.S. corporations for several years. In the fixed-income markets, we expect global interest rates to remain relatively stable as international competition keeps inflation pressures at bay.

FUND DATA            ALL PERIODS ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                Total Return
                                                                ------------
                                                                    Since
                                                                   2/10/97
                                                                 Inception**
                                                                 -----------
CITISELECT(SM) VIP FOLIO 200 ................................       4.30%
COMPOSITE BENCHMARK+ ........................................       5.29%
**Not Annualized

PERFORMANCE HIGHLIGHTS CITISELECT(SM) VIP FOLIO 200
--------------------------------------------------------------------------------

A $10,000 investment in the Fund made on inception date would have grown to $10,430 (as of 6/30/97). The graph shows how the Fund compares to our benchmarks over the same period February 10, 1997 to June 30, 1997.

CITISELECT VIP VS BENCHMARK
10 K INVESTMENT
JUNE 30, 1997

                                                                Lehman Bros.
                                                                Intermediate
             CitiSelect VIP     Composite     S&P 500 Index   Gov't/Corp. Bond
               Folio 200        Benchmark+     (unmanaged)    Index (unmanaged)

2/10/97        10,000.00       10,000.00        10,000.00         10,000.00
2/28/97         9,960.00        9,976.00        10,080.67          9,970.60
3/31/97         9,810.00        9,824.36         9,661.42          9,901.80
4/30/97         9,830.00        9,915.73        10,237.24         10,017.65
5/31/97        10,210.00       10,307.40        10,862.73         10,100.80
6/30/97        10,430.00       10,529.01        11,346.13         10,192.72


Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Intermediate Gov't/Corp Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any.

+ The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 -- Large Cap Stocks (15%); Russell 2000 Index -- Small Cap Stocks (15%); Morgan Stanley EAFE Index -- International Stocks (5%); Lehman Bros. Intermediate Gov't/Corp Bonds -- Domestic Bonds (25%); Salomon Bros. Non-$ World Gov't -- Foreign Gov't Bonds (20%); Federal Reserve 91-day Treasury Bill -- Cash (20%). Unlike the Fund's total return the composite benchmark total return does not reflect any fees or expenses.

FUND DATA                   ALL PERIODS ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                Total Return
                                                                ------------
                                                                    Since
                                                                   2/10/97
                                                                 Inception**
                                                                 ----------
CITISELECT(SM) VIP FOLIO 300 ...................................    5.20%
COMPOSITE BENCHMARK+ ...........................................    6.89%
**Not Annualized

PERFORMANCE HIGHLIGHTS CITISELECT(SM) VIP FOLIO 300
--------------------------------------------------------------------------------

A $10,000 investment in the Fund made on inception date would have grown to $10,520 (as of 6/30/97). The graph shows how the Fund compares to our benchmarks over the same period February 10, 1997 to June 30, 1997.

CITISELECT VIP VS BENCHMARK
10 K INVESTMENT
JUNE 30, 1997


                                                                 Lehman Bros.
                                                                 Intermediate
              CitiSelect VIP   Composite     S&P 500 Index      Gov't/Corp. Bond
                 Folio 300     Benchmark+    (unmanaged)       Index (unmanaged)

2/10/97          10,000.00     10,000.00      10,000.00            10,000.00
2/28/97           9,950.00      9,979.00      10,080.67             9,970.60
3/31/97           9,750.00      9,778.42       9,661.42             9,901.80
4/30/97           9,780.00      9,896.74      10,237.24            10,017.65
5/31/97          10,250.00     10,397.52      10,862.73            10,100.80
6/30/97          10,520.00     10,688.65      11,346.13            10,192.72

Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Intermediate Gov't/Corp Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any.

+ The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 -- Large Cap Stocks (20%); Russell 2000 Index -- Small Cap Stocks (20%); Morgan Stanley EAFE Index -- International Stocks (10%); Lehman Bros. Intermediate Gov't/Corp Bonds -- Domestic Bonds (25%); Salomon Bros. Non-$ World Gov't -- Foreign Gov't Bonds (20%); Federal Reserve 91-day Treasury Bill -- Cash (5%). Unlike the Fund's total return the composite benchmark total return does not reflect any fees or expenses.

FUND DATA                ALL PERIODS ENDED JUNE 30, 1997 (UNAUDITED)

                                                                Total Return
                                                                ------------
                                                                    Since
                                                                   2/10/97
                                                                 Inception**
                                                                 ----------
CITISELECT(SM) VIP FOLIO 400 ...................................    6.40%
COMPOSITE BENCHMARK+ ...........................................    8.91%
**Not Annualized

PERFORMANCE HIGHLIGHTS CITISELECT(SM) VIP FOLIO 400
--------------------------------------------------------------------------------

A $10,000 investment in the Fund made on inception date would have grown to $10,640 (as of 6/30/97). The graph shows how the Fund compares to our benchmarks over the same period February 10, 1997 to June 30, 1997.

CITISELECT VIP VS BENCHMARK
10 K INVESTMENT
JUNE 30, 1997

                                                                Lehman Bros.
                                                                Intermediate
              CitiSelect VIP   Composite      S&P 500 Index    Gov't/Corp. Bond
                 Folio 400     Benchmark+      (unmanaged)     Index (unmanaged)

2/10/97          10,000.00     10,000.00        10,000.00          10,000.00
2/28/97           9,930.00      9,982.00        10,080.67           9,970.60
3/31/97           9,730.00      9,751.42         9,661.42           9,901.80
4/30/97           9,670.00      9,853.81        10,237.24          10,017.65
5/31/97          10,290.00     10,511.05        10,862.73          10,100.80
6/30/97          10,640.00     10,890.50        11,346.13          10,192.72

Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Intermediate Gov't/Corp Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any.

+ The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 -- Large Cap Stocks (20%); Russell 2000 Index -- Small Cap Stocks (30%); Morgan Stanley EAFE Index -- International Stocks (20%); Lehman Bros. Intermediate Gov't/Corp Bonds -- Domestic Bonds (5%); Salomon Bros. Non-$ World Gov't -- Foreign Gov't Bonds (20%); Federal Reserve 91-day Treasury Bill -- Cash (5%). Unlike the Fund's total return the composite benchmark total return does not reflect any fees or expenses.

FUND DATA              ALL PERIODS ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                Total Return
                                                                ------------
                                                                    Since
                                                                   2/10/97
                                                                  Inception**
                                                                  ---------
CitiSelect(SM) VIP Folio 500 ................................       8.10%
Composite Benchmark+ ........................................      10.61%
**Not Annualized

PERFORMANCE HIGHLIGHTS CITISELECTSM VIP FOLIO 500
--------------------------------------------------------------------------------

A $10,000 investment in the Fund made on inception date would have grown to $10,810 (as of 6/30/97). The graph shows how the Fund compares to our benchmarks over the same period February 10, 1997 to June 30, 1997.

CITISELECT VIP VS BENCHMARK
10 K INVESTMENT
JUNE 30, 1997

                                                                   Salomon Non-$
                                                   MSCI EAFE        World Gov't
               CitiSelect VIP       Composite        Index           Bond Index
                 Folio 500          Benchmark+     (unmanged)        (unmanged)

2/10/97          10,000.00          10,000.00       10,000.00        10,000.00
2/28/97           9,890.00           9,994.00       10,075.53         9,912.84
3/31/97           9,710.00           9,754.14       10,114.52         9,849.40
4/30/97           9,650.00           9,879.00       10,170.15         9,649.45
5/31/97          10,380.00          10,615.97       10,834.26        10,004.55
6/30/97          10,810.00          11,060.78       11,434.48        10,127.61

Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the Morgan Stanley EAFE Index or the Salomon Bros. Non-$ World Gov't Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any.

+ The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 Large Cap Stocks (20%); Russell 2000 Index - Small Cap Stocks (35%); Morgan Stanley EAFE Index - International Stocks (30%); Salomon Bros. Non-$ World Gov't - Foreign Gov't Bonds (10%); Federal Reserve 91-day Treasury Bill - Cash (5%). Unlike the Fund's total return the composite benchmark total return does not reflect any fees or expenses.

CITISELECT(SM) VIP FOLIO 200
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

ISSUER                                   SHARES        VALUE
--------------------------------------------------------------------------------

LARGE CAP GROWTH--6.8%

--------------------------------------------------------------------------------
COMMON STOCKS -- 6.7%
--------------------------------------------------------------------------------
BASIC INDUSTRIES - 0.6%
EI du Pont de Nemours & Co.(++) ........   250       $   15,719
Illinois Tool Works ....................   280           13,983
Kimberly Clark Corp. ...................   175            8,706
Nucor Corp. ............................   125            7,063
Praxair ................................   205           11,480
                                                     ----------
                                                         56,951
                                                     ----------
CAPITAL GOODS - 0.7%
Applied Materials* .....................   105            7,435
Deere & Co.(++) ........................   295           16,188
Emerson Electric Co. ...................   180            9,911
General Electric Co. ...................   500           32,688
Ucar Int'l Inc.* .......................   130            5,948
                                                     ----------
                                                         72,170
                                                     ----------
CONSUMER BASICS - 2.4%
Abbott Labs ............................   270           18,022
Clorox Co. .............................    90           11,880
Coca Cola Co. ..........................   435           29,363
Colgate Palmolive Co. ..................   330           21,533
Gillette Co. ...........................   190           18,003
Health Management Association* .........   360           10,260
Johnson & Johnson ......................   275           17,703
Lilly Eli & Co. ........................   120           13,117
Merck & Co. ............................   130           13,454
PepsiCo ................................   485           18,218
Philip Morris Cos. Inc.(++) ............   490           21,744
Pfizer Inc. ............................   140           16,730
Procter & Gamble Co. ...................   115           16,244
Schering Plough Corp. ..................   260           12,448
Warner Lambert Co. .....................   130           16,153
                                                     ----------
                                                        254,872
                                                     ----------
CONSUMER DURABLES - 0.1%
Sherwin Williams Co. ...................   290            8,954
                                                     ----------
CONSUMER NON-DURABLES - 0.5%
Consolidated Stores* ...................   400           13,900
Gap Inc. ...............................    90            3,498
Home Depot .............................   115            7,928
Kohls Corp.* ...........................   240           12,705
Walgreen Co. ...........................   310           16,624
                                                     ----------
                                                         54,655
                                                     ----------
CONSUMER SERVICES - 0.2%
Carnival Corp. .........................   275           11,344
Walt Disney Co. ........................   125           10,030
                                                     ----------
                                                         21,374
                                                     ----------
FINANCE - 0.7%
American International Group Inc. ......    90           13,444
Chubb Corp.(++) ........................   160           10,700
Federal National Mtg. Association(++) ..   165            7,198
Norwest Corp. ..........................   135            7,594
State Street Boston Corp. ..............   190            8,788
Travelers Group Inc. ...................   240           15,135
Zions Bancorp ..........................   270           10,159
                                                     ----------
                                                         73,018
                                                     ----------
GENERAL BUSINESS - 0.6%
Automated Data Processing Inc. .........   295           13,865
First Data Corp. .......................   265           11,643
Gannett Inc. ...........................   200           19,749
Interpublic Group Cos Inc. .............   180           11,036
Service Corp. International ............   295            9,698
                                                     ----------
                                                         65,991
                                                     ----------
TECHNOLOGY - 0.9%
Compaq Computer Corp.*(++) .............    65            6,451
Hewlett Packard Co. ....................   145            8,120
Intel Corp. ............................   110           15,599
Microsoft Corp.* .......................   230           29,066
Motorola Inc. ..........................   100            7,600
Perkin Elmer Corp. .....................   190           15,116
Xerox Corp. ............................   210           16,565
                                                     ----------
                                                         98,517
                                                     ----------
TOTAL COMMON STOCKS                                     706,502
                                                     ----------

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 0.1%
--------------------------------------------------------------------------------

Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+) ..................                  8,697
                                                     ----------
TOTAL LARGE CAP GROWTH .................                715,199
                                                     ----------

LARGE CAP VALUE--7.1%

--------------------------------------------------------------------------------
COMMON STOCKS -- 7.0%
--------------------------------------------------------------------------------

BASIC INDUSTRIES - 0.5%
Cabot Corp. ............................   200            5,675
EI du Pont de Nemours & Co.(++) ........   100            6,288
FMC Corp.* .............................   100            7,944
Great Lakes Chemical Corp. .............   200           10,475
IMC Global Inc. ........................   100            3,500
Premark International Inc. .............   100            2,675
Rohm & Haas Co. ........................   100            9,006
Westvaco Corp. .........................   100            3,144
                                                     ----------
                                                         48,707
                                                     ----------
CAPITAL GOODS - 0.6%
Caterpillar Inc. .......................   100           10,738
Cummins Engine Inc. ....................   300           21,169
Deere & Co.(++) ........................   100            5,488
Harnischfeger Industries Inc. ..........   300           12,450
Kennametal Inc. ........................   200            8,600
Parker Hannifin Corp. ..................   100            6,069
Tecumseh Products Co. ..................   100            5,988
                                                     ----------
                                                         70,502
                                                     ----------
CONSUMER BASICS - 0.8%
Bergen Brunswig Corp. ..................   250          $ 6,969
Columbia/HCA Healthcare Corp. ..........   200            7,863
IBP Inc. ...............................   200            4,650
Mallinckrodt Inc. ......................   200            7,600
Maxicare Health Plans Inc.* ............   200            4,473
Nellcor Puritan Bennett Inc.* ..........   400            7,250
Philip Morris Cos. Inc.(++) ............   400           17,750
RJR Nabisco Holdings Corp. .............   400           13,200
Tupperware Corp. .......................   200            7,300
Universal Foods Corp. ..................   200            7,624
                                                     ----------
                                                         84,679
                                                     ----------
CONSUMER DURABLE GOODS - 0.6%
Dana Corp. .............................   200            7,600
Eaton Corp. ............................   100            8,730
Ford Motor Co. Del. ....................   600           22,650
General Motors Corp. ...................   200           11,138
Goodyear Tire and Rubber ...............   300           18,994
                                                     ----------
                                                         69,112
                                                     ----------
CONSUMER NON-DURABLES - 0.4%
Russell Corp. ..........................   200            5,925
Springs Industries Inc. ................   100            5,275
Talbots Inc. ...........................   300           10,200
Toys "R" Us Inc.* ......................   300           10,500
V F Corp. ..............................   100            8,475
                                                     ----------
                                                         40,375
                                                     ----------
CONSUMER SERVICES - 0.2%
AMR Corp. Del* .........................   100            9,250
UAL Corp.* .............................   100            7,156
                                                     ----------
                                                         16,406
                                                     ----------
ENERGY - 0.7%
Amoco Corp. ............................   100            8,694
Atlantic Richfield Co. .................   200           14,100
British Petroleum PLC ..................   100            7,488
Mapco Inc. .............................   200            6,300
Phillips Petroleum Co. .................   200            8,750
Repsol .................................   200            8,487
Ultra Mar Diamond Shamrock .............   200            6,525
YPF Sociedad Anonima ...................   300            9,225
                                                     ----------
                                                         69,569
                                                     ----------
FINANCE - 1.5%
Aegon ..................................    43            3,013
Allstate Corp. .........................   100            7,300
American General Corp. .................   100            4,775
Bank of New York Inc. ..................   200            8,700
Capital One Financial Corp. ............   100            3,775
Case Corp. .............................   300           20,663
Chase Manhattan Corp. ..................   100            9,706
Chubb Corp.(++) ........................   100            6,688
Crestar Financial Corp. ................   100            3,888
Everest Reinsurance Holdings ...........   200            7,925
Federal Home Loan Mortgage Corp. .......   100            3,438
Federal National Mortgage
 Association(++) .......................   100          $ 4,363
First Union Corp. ......................   100            9,250
Foundation Health Systems* .............   260            7,881
Mellon Bank Corp. ......................   200            9,025
Old Republic Intl Corp. ................   200            6,063
Reliastar Financial Corp. ..............   100            7,313
Republic NY Corp. ......................   100           10,750
Signet Banking Corp. ...................   200            7,200
Tig Holdings Inc. ......................   100            3,125
Transatlantic Holdings Inc. ............   100            9,925
                                                     ----------
                                                        154,766
                                                     ----------
GENERAL BUSINESS - 0.1%
Olsten Corp. ...........................   200            3,887
Standard Register ......................   100            3,063
                                                     ----------
                                                          6,950
                                                     ----------
MISCELLANEOUS - 0.3%
Aeroquip Vickers Inc. ..................   400           18,900
Dillards Inc. ..........................   100            3,463
Hartford Financial Services Group ......   100            8,275
Providian Financial Corp. ..............   100            3,212
                                                     ----------
                                                         33,850
                                                     ----------
SHELTER - 0.1%
Owens Corning ..........................   200            8,624
                                                     ----------
TECHNOLOGY - 0.8%
Beckman Industries Inc. ................   200            9,650
Compaq Computer Corp.*(++) .............   100            9,925
International Business Machines ........   200           18,037
Raytheon Co. ...........................   100            5,100
Seagate Technology* ....................   300           10,556
Stratus Computer Inc.* .................   100            5,000
Tektronix Inc. .........................   200           12,000
TRW Inc. ...............................   100            5,681
Western Digital Corp.* .................   200            6,324
                                                     ----------
                                                         82,273
                                                     ----------
TRANSPORTATION - 0.1%
Burlington Northern Santa Fe ...........   100            8,988
CSX Corp. ..............................   100            5,550
                                                     ----------
                                                         14,538
                                                     ----------
UTILITIES - 0.3%
Central ME Power Co. ...................   100            1,237
Cinergy Corp. ..........................   100            3,480
DTE Energy Co. .........................   200            5,525
Duke Power Co. .........................   104            4,986
El Paso Natural Gas Co. ................   100            5,500
Entergy Corp. ..........................   200            5,475
GPU Inc. ...............................   100            3,588
                                                     ----------
                                                         29,791
                                                     ----------
TOTAL COMMON STOCKS ...............................     730,142
                                                     ----------

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 0.1%
--------------------------------------------------------------------------------

Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+) .............................       9,142
                                                     ----------
TOTAL LARGE CAP VALUE .............................     739,284
                                                     ----------

SMALL CAP GROWTH--7.5%

--------------------------------------------------------------------------------
COMMON STOCKS -- 7.4%
--------------------------------------------------------------------------------

BASIC INDUSTRIES - 0.3%
Central Packing Corp. ..................   610           21,236
OM Group Inc. ..........................   360           11,925
                                                     ----------
                                                         33,161
                                                     ----------
CAPITAL GOODS - 0.2%
Hardinge Bros. Inc. ....................   740           21,645
                                                     ----------
CONSUMER BASICS - 1.6%
Cytyc Corp.* ...........................   700           18,988
General Cigar Holdings Inc.* ...........   590           17,368
Human Gendme Sciences Inc.* ............   310           10,308
Occusystems Inc.* ......................   730           21,170
Parexel International Corp.* ...........   785           24,924
Performance Food Group Co.* ............   750           15,750
Renal Treatment Centers Inc.* ..........   720           19,350
Suiza Foods Corp.* .....................   590           24,190
Worthington Foods Inc. .................   730           17,885
                                                     ----------
                                                        169,933
                                                     ----------
CONSUMER DURABLE GOODS - 0.3%
Miller Industries Inc.* ................ 1,335           21,360
Tower Automotive Inc.* .................   310           13,330
                                                     ----------
                                                         34,690
                                                     ----------
CONSUMER NON-DURABLES - 0.4%
Henry Schein Inc.* .....................   580           18,125
Men's Wearhouse Inc.* ..................   470           14,805
Wilmar Industries Inc.* ................   350            8,531
                                                     ----------
                                                         41,461
                                                     ----------
CONSUMER SERVICES - 0.4%
Premier Pks Inc.* ......................   490           18,069
Regal Cinemas Inc.* ....................   580           19,140
                                                     ----------
                                                         37,209
                                                     ----------
ENERGY - 0.3%
Forcenergy Inc.* .......................   630           19,136
Lomak Pete Inc.* .......................   930           16,566
                                                     ----------
                                                         35,702
                                                     ----------
FINANCE - 0.3%
Allied Group Inc. ......................   475           18,050
Metris Cosmetics Inc. ..................   280            9,188
                                                     ----------
                                                         27,238
                                                     ----------
GENERAL BUSINESS - 1.9%
Abacus Direct Corp.* ...................   790           25,675
Equity Corp. International* ............   810           19,592
Executive Risk Inc. ....................   370           19,240
Heftel Broadcasting Corp.* .............   475           26,243
Lamar Advertising Co.* .................   800           20,400
Metro Networks Inc.* ...................   835           20,249
Profit Recovery Group Intl Inc.* .......   280            3,884
Registry Inc.* .........................   320           14,720
Snyder Communications Inc.* ............   740           19,933
Whittman Hart Inc.* ....................   825           23,203
                                                     ----------
                                                        193,139
                                                     ----------
MISCELLANEOUS - 0.9%
Melita Intl Corp.* .....................   920           11,500
NFO Research Inc.* .....................   380            9,405
Rental Service Corp. ...................   850           22,313
Sirrom Cap Corp. .......................   505           17,423
Suburban Lodges America Inc.* ..........   925           19,425
Synthetic Industries Inc.* .............   200            4,224
Xionics Document Technologies* .........   500            7,375
                                                     ----------
                                                         91,665
                                                     ----------
TECHNOLOGY - 0.7%
CDW Computer Ctrs. Inc.* ...............   230           12,204
Claremont Technology Group Inc.* .......   830           19,713
E Trade Group Inc.* ....................   730           14,325
Inso Corp. .............................   300            6,169
Periphonics Corp.* .....................   870           18,705
                                                     ----------
                                                         71,116
                                                     ----------
TRANSPORTATION - 0.1%
Eagle U.S.A. Airfreight Inc.* ..........   580           15,733
                                                     ----------
TOTAL COMMON STOCKS ...............................     772,692
                                                     ----------

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 0.1%
--------------------------------------------------------------------------------

Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+) .............................      12,661
                                                     ----------
TOTAL SMALL CAP GROWTH ............................     785,353
                                                     ----------
SMALL CAP VALUE--8.0%

--------------------------------------------------------------------------------
COMMON STOCKS -- 7.6%
--------------------------------------------------------------------------------

BASIC INDUSTRIES - 0.4%
Carpenter Technology Corp. .............   200            9,150
Keystone Consolidated Inds Inc.* ....... 3,400           36,975
                                                     ----------
                                                         46,125
                                                     ----------
CAPITAL GOODS - 1.4%
Astro Medical Inc. .....................   700            6,169
Commercial Intertech Corp. ............. 1,300           18,119
D.R. Horton Inc.* ...................... 2,700           28,013
Esco Electronics Corp.* ................ 2,500           31,563
Global Industries Technologies Inc.* ...   400            8,200
JLG Industries Inc. .................... 1,500           20,438
United Industrial Corp. ................ 4,000           35,750
                                                     ----------
                                                        148,252
                                                     ----------
CONSUMER BASICS - 0.9%
Matrix Pharmaceuticals* ................ 4,300           28,756
MMI Cosmetics Inc. ..................... 1,000           26,125
Schultz Sav O Stores Inc. .............. 1,700           30,174
Standard Commercial Corp. ..............   505            8,774
                                                     ----------
                                                         93,829
                                                     ----------
CONSUMER DURABLE GOODS - 0.7%
Coachmen Industries Inc. ...............   800           13,700
Flexsteel Industries Inc. ..............   500            5,875
Haskel International Inc. .............. 3,500           42,000
West Inc. ..............................   500           14,313
                                                     ----------
                                                         75,888
                                                     ----------
CONSUMER NON-DURABLES - 0.8%
Cato Corp. ............................. 3,700           20,119
Haverty Furniture Cos. Inc. ............ 2,500           31,249
Syms Corp.* ............................ 2,900           28,819
                                                     ----------
                                                         80,187
                                                     ----------
CONSUMER SERVICES - 0.3%
Aztar Corp.* ........................... 4,000           28,250
                                                     ----------
ENERGY - 0.1%
Atwood Oceanics Inc.* ..................   100            6,700
                                                     ----------
FINANCE - 0.5%
Flagstar Bancorp Inc. .................. 1,300           21,125
Homeside Inc.* ......................... 1,200           26,249
Matrix Capital Corp. ...................   100            1,400
                                                     ----------
                                                         48,774
                                                     ----------
GENERAL BUSINESS - 0.4%
Devon Group Inc.* ......................   700           25,024
Ennis Business Forms Inc. .............. 1,900           18,288
                                                     ----------
                                                         43,312
                                                     ----------
MISCELLANEOUS - 1.1%
Commonwealth Industries Inc. ........... 1,700           34,638
Durco International Inc. ............... 1,000           29,250
Kevco Inc. .............................   300            4,050
Spacehab Inc.* ......................... 4,600           40,825
Spectralink Corp. ......................   400            2,250
Symons International Group Inc.* .......   100            1,525
                                                     ----------
                                                        112,538
                                                     ----------
SHELTER - 0.8%
Beazer Homes USA Inc.* ................. 1,200           19,200
Belmont Homes Inc.* .................... 1,000            6,874
Morgan Products Ltd.* .................. 4,000           30,000
Patrick Industries Inc. ................   400            6,600
Ryland Group Inc. ...................... 1,500           21,188
Southern Energy Homes Inc.* ............   300            2,738
                                                     ----------
                                                         86,600
                                                     ----------
TRANSPORTATION - 0.2%
Fritz Companies Inc.* .................. 2,600           25,188
                                                     ----------
TOTAL COMMON STOCKS ...............................     795,643
                                                     ----------

--------------------------------------------------------------------------------
SHORT-TERM OBLIGTIONS -- 0.4%
--------------------------------------------------------------------------------

Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+) .............................      44,665
                                                     ----------

TOTAL SMALL CAP VALUE .............................     840,308
                                                     ----------

INTERNATIONAL EQUITY--8.1%

--------------------------------------------------------------------------------
COMMON STOCKS -- 7.9%
--------------------------------------------------------------------------------

AUSTRIA - 0.1%
Bohler Uddeholm ........................   135           10,469
                                                     ----------
AUSTRALIA - 0.4%
Australia & New Zealand
 Bank Group ............................ 2,350           17,583
Pioneer International Ltd. ............. 3,675           14,220
Quantas Airways ........................ 3,355            7,860
                                                     ----------
                                                         39,663
                                                     ----------
CANADA - 0.4%
Bank N S Halifax 255 .................. 11,172
Canadian Imperial Bank Toronto 345 ..... 8,694
Imasco Ltd. ............................   450           13,035
Noranda Inc. ...........................   255            5,484
                                                     ----------
                                                         38,385
                                                     ----------
FINLAND - 0.2%
Rauma Oy ...............................   208            4,767
UPM Kymmene Oy .........................   540           12,479
                                                     ----------
                                                         17,246
                                                     ----------
FRANCE - 0.5%
Elf Aquitaine ..........................    60            6,473
Lafarge ................................   220           13,683
Pernod Ricard ..........................   315           16,241
Usinor Sacilor .........................   655           11,814
                                                     ----------
                                                         48,211
                                                     ----------
GERMANY - 0.2%
Commerzbank AG .........................   680           19,260
                                                     ----------
GREAT BRITAIN - 1.9%
Abbey National .........................   965           13,178
Allied Domecq PLC ...................... 2,200           15,827
Bat Industries ......................... 1,400           12,531
BTR .................................... 4,460           15,263
Coats Viyella .......................... 6,900           14,478
Commercial Union .......................   880            9,254
Energy Group ...........................   790            8,433
Hanson ................................. 3,665           18,188
Harrison & Crosfield ................... 7,365           13,491
Hyder ..................................   965           13,017
Lex Service ............................ 1,750           11,001
Powergen ............................... 1,225           14,566
Redland ................................ 2,215           12,541
Safeway ................................ 2,460           14,236
Tate & Lyle ............................ 1,720           12,789
                                                     ----------
                                                        198,793
                                                     ----------
HONG KONG - 0.5%
China Light & Power ....................   500            2,833
Dickson Concept Industries ............. 1,500            5,460
Hang Lung Development Co. .............. 3,000            5,499
Hong Kong Telecomm ..................... 3,600            8,597
HSBC Holdings ..........................   500           15,038
Manhattan Card Co. .....................24,000           10,920
New World Development Co. .............. 1,000            5,963
Sth China Morn Post .................... 2,000            1,962
                                                     ----------
                                                         56,272
                                                     ----------
IRELAND - 0.2%
Smurfit ................................ 6,200           18,023
                                                     ----------
ITALY - 0.1%
Eni Spa ................................ 2,400           13,592
                                                     ----------
JAPAN - 1.1%
Koito Mfg. Co. ......................... 2,000           15,285
Nichicon Corp. ......................... 1,000           13,523
Nintendo Co. ...........................   200           16,751
Promise Co. ............................   200           11,447
Sekisui Chemical ....................... 1,000           10,120
Sony Corp. .............................   100            8,716
Suzuki Motor Corp. ..................... 2,000           25,301
Yodogawa Steelworks                      2,000           12,214
                                                     ----------
                                                        113,357
                                                     ----------
MALAYSIA - 0.2%
Arab Malaysian Finance ................. 3,000            6,359
Bolton Properties ...................... 4,600            6,561
Kedah Cement Holdings .................. 1,200            1,873
Malaysian International Shipping ....... 2,900            7,526
                                                     ----------
                                                         22,319
                                                     ----------
NETHERLANDS - 0.6%
Akzo Nobel NV ..........................   110           15,075
ABN Amro Holdings NV ................... 1,050           19,578
Hollandsche Beton ......................    53           12,088
Ing Groep NV ...........................   275           12,679
Kon PTT Nederland ......................   300           11,768
                                                     ----------
                                                         71,188
                                                     ----------
NEW ZEALAND - 0.1%
Fletcher Challenge (Building) .......... 2,900            8,726
Fletcher Challenge (Paper) .............   116              165
                                                     ----------
                                                          8,891
                                                     ----------
NORWAY - 0.2%
Kvaerner ASA ...........................   235           14,220
Nycomed ................................   790           11,318
                                                     ----------
                                                         25,538
                                                     ----------
SPAIN - 0.3%
Banco Santander SA .....................   630           19,411
Repsol SA ..............................   390           16,489
                                                     ----------
                                                         35,900
                                                     ----------
SWEDEN - 0.1%
Electrolux AB ..........................   105            7,574
                                                     ----------
SWITZERLAND - 0.7%
Forbo Hldg .............................    39           16,829
Nestle SA ..............................    10           13,192
Schw Ruckversicher .....................    13           18,387
Sig Schw Ind HG AG .....................     2            6,062
Sulzer AG ..............................    17           14,555
                                                     ----------
                                                         69,025
                                                     ----------
UNITED STATES - 0.1%
Jardine Matheson ....................... 2,000           14,200
                                                     ----------
TOTAL COMMON STOCKS ...............................     827,906
                                                     ----------

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 0.2%
--------------------------------------------------------------------------------

Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97 ................................      15,772
                                                     ----------
TOTAL INTERNATIONAL EQUITY ........................     843,678
                                                     ----------

DOMESTIC FIXED INCOME--25.3%

--------------------------------------------------------------------------------
FIXED INCOME -- 24.3%
--------------------------------------------------------------------------------

CORPORATE BONDS - 0.9%
Commonwealth Edison Electric Co.
 7.00% due 7/01/05 .................. $ 43,000           42,462
Jackson National Life Insurance Co.
 8.15% due 3/15/27 ..................   50,000           51,051
                                                     ----------
                                                         93,513
                                                     ----------
ASSET BACKED - 1.2%
Atlantic City Electric Co.
 7.01% due 8/02/23 ...................  40,000           40,162
Federal National Mortgage Association
 7.35% due 8/17/21 ...................  50,000           50,813
Merrill Lynch Mortgage Investors Inc.
 6.95% due 6/18/29 ...................  35,000           35,219
                                                     ----------
                                                        126,194
                                                     ----------
MORTGAGE BACKED - 1.2%
Federal Home Loan Mortgage Corp.
 6.00% due 3/15/09 ................... 323,683           25,659
Federal Home Loan Mortgage Corp.
 6.50% due 1/01/99 ................... 100,000           98,977
                                                     ----------
                                                        124,636
                                                     ----------
U. S. TREASURY ISSUES - 21.0%
United States Treasury Bond
 6.50% due 11/15/16 .................. 105,000          100,701
United States Treasury Notes
 6.00% due 5/31/98 ................... 502,000          502,939
 5.875% due 1/31/99 .................. 399,000          398,190
 5.875% due 11/15/99 ................. 285,000          283,173
 6.25% due 1/31/02 ................... 617,000          613,624
 6.50% due 5/31/02 ................... 100,000          100,406
 6.50% due 10/15/06 .................. 204,000          203,139
                                                     ----------
                                                      2,202,172
                                                     ----------
TOTAL FIXED INCOME ................................   2,546,515
                                                     ----------

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 1.0%
--------------------------------------------------------------------------------

Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+) .............................     100,347
                                                     ----------
TOTAL DOMESTIC FIXED INCOME .......................   2,646,862
                                                     ----------

INTERNATIONAL BOND--22.9%

--------------------------------------------------------------------------------
FIXED-INCOME -- 20.2%
--------------------------------------------------------------------------------

                            CURRENCY
                            --------
ARGENTINA - 0.2%
Government of Argentina Bocon
 3.242% due 4/01/01 ........  ARS       20,000           24,326
                                                     ----------
AUSTRIA - 0.2%
Republic of Austria
 7.625% due 10/18/04 .......  ATS      290,000           26,769
                                                     ----------
CANADA - 2.0%
Canadian Government
 8.75% due 12/01/05 ........  CAD      199,000          167,846
Canadian Government
 4.25% due 12/01/26 ........  CAD       61,356           44,120
                                                     ----------
                                                        211,966
                                                     ----------
CROATIA - 0.3%
Republic of Croatia
 6.50% due 7/31/06 .........  USD       28,914           27,974
                                                     ----------
DENMARK - 0.5%
Denmark (Kingdom)
 8.00% due 5/15/03 .........  DKK      300,000           51,136
                                                     ----------
FINLAND - 2.0%
Finland (Rep of)
 7.25% due 4/18/06 .........  FIM    1,000,000          208,864
                                                     ----------
FRANCE - 1.1%
Government of France
 7.75% due 10/25/05 ........  FRF      594,000          116,997
                                                     ----------
GERMANY - 4.4%
Germany (Fed) Rep
 5.875% due 5/15/00 ........  DEM      765,000          461,869
                                                     ----------
GREAT BRITAIN - 2.0%
Treasury
 8.50% due 12/07/05 ........  GBP      114,000          206,693
                                                     ----------
GREECE - 0.2%
Hellenic Republic
 11.10% due 6/17/03 ........  GRD    1,200,000            4,502
Republic of Greece
 14.00% due 10/23/03 .......  GRD    4,400,000           16,644
                                                     ----------
                                                         21,146
                                                     ----------
ITALY - 1.5%
Republic of Italy
 6.00% due 1/01/00 .........  ITL   50,000,000           29,455
Republic of Italy
 9.50% due 1/01/05 .........  ITL  195,000,000          132,175
                                                     ----------
                                                        161,630
                                                     ----------
JAPAN - 1.7%
Japan 6.40% due 3/20/00 ....  JPY   11,200,000          111,345
Japan 4.10% due 12/22/03 ...  JPY    6,900,000           67,290
                                                     ----------
                                                        178,635
                                                     ----------
PHILIPPINES - 0.4%
Eurobank Recon & Development
 9.00% due 4/22/98 .........  PHP    1,000,000           37,913

SOUTH AFRICA - 0.3%
Republic of South Africa
 14.00% due 8/15/97 ........  ZAR      130,000           28,577
                                                     ----------
SPAIN - 0.6%
Government of Spain
 10.00% due 2/28/05 ........  ESP    7,000,000           58,715
                                                     ----------
SWEDEN - 2.8%
Sweden (Kingdom)
 10.25% due 5/05/00 ........  SEK    2,000,000          292,478
                                                     ----------
TOTAL FIXED INCOME ...........................        2,115,688
                                                     ----------
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 1.3%
--------------------------------------------------------------------------------

Argentina Treasury Bill
 due 3/20/98 ...............  ARS       10,000            9,467
Canadian Treasury Bill
 due 4/02/98 ...............  CAD       75,000           52,454
Mexican Cetes
 due 7/24/97 ...............  MEX       50,000            6,194
Mexican Cetes
 due 7/31/97 ...............  MEX       50,000            6,169
Mexican Cetes
 due 10/02/97 ..............  MEX       50,000            5,941
Mexican Cetes
 due 10/30/97 ..............  MEX       60,000            7,014
Poland Treasury Bill
 due 12/03/97 ..............  PLN       60,000           17,919
Poland Treasury Bill
 due 4/22/98 ...............  PLN       60,000           16,329
Poland Treasury Bill
 due 5/13/98 ...............  PLN       40,000           10,737
Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+) ........................            3,577
                                                     ----------
                                                        135,801
                                                     ----------
--------------------------------------------------------------------------------
INTERNATIONAL BOND OPTIONS -- 1.4%
--------------------------------------------------------------------------------

Purchased calls
AST 310,000 Australian Government Bonds
 @ 107.603 exp. date 9/26/97 .................           23,320
JPY 14,000,000 Japanese Government Bonds
 @ 102.586 exp. date 9/16/97 .................           12,272
JPY 86,000,000 Japanese Government Bonds
 @ 97.239 exp. date 9/25/97 ..................          112,568
                                                     ----------
TOTAL INTERNATIONAL BOND OPTIONS .............          148,160
                                                     ----------
TOTAL INTERNATIONAL BOND .....................        2,399,649
                                                     ----------

SHORT-TERM -- 17.9%

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS
--------------------------------------------------------------------------------

Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+) ........................      $ 1,869,139
                                                    ----------
TOTAL INVESTMENTS
 (Identified Cost $10,467,701) .......  103.6%       10,839,472

OTHER ASSETS,
 LESS LIABILITIES ....................   (3.6)        (381,276)
                                        -----       -----------
NET ASSETS ...........................  100.0%      $10,458,196
                                        =====       ===========

* Non income producing

 (+)The Portfolio owns in aggregate Shearson Lehman Repurchase Agreements 5.85%, due 7/01/97 valued at $2,064,000, collateralized by $2,080,000 Federal Home Loan Mortgage 7.41%, due 3/05/07, portions of which are listed separately by each Asset Class.

(++)The Portfolio owns in aggregate 395 shares of Deere & Co. valued at $21,676, 890 shares in Philip Morris Cos. Inc. valued at $39,494, 260 shares in Chubb Corp. valued at $17,388, 350 shares in E I du Pont de Nemours & Co. valued at $22,007, 165 shares in Compaq Computers Inc. valued at $16,376, and 265 shares of Federal National Mortgage Association, valued at $11,561.

    See notes to financial statements

CITISELECT(SM) VIP FOLIO 200 (UNAUDITED)
--------------------------------------------------------------------------------

FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT JUNE 30, 1997 ARE AS FOLLOWS:

                                                                                                                     UNREALIZED
                                                                   MARKET        AGGREGATE     DELIVERY DATE        APPRECIATION
                 CURRENCY                       COUNTRY            VALUE        FACE VALUE     OF CONTRACTS        (DEPRECIATION)
                 -------                         ------            -----          -------        ----------         -----------

Deutsche Mark (Buy) ....................    Germany              $332,825        $ 339,007      July-97               $(6,182)
Deutsche Mark (Sell) ...................    Germany               164,241          166,965      July-97                  2,724
Deutsche Mark (Sell) ...................    Germany             1,064,665        1,080,477      August-97               15,812
Deutsche Mark (Buy) ....................    Germany               898,554          907,515      September-97           (8,961)
Dollar (Sell) ..........................    Australia              37,104           37,063      July-97                   (41)
Dollar (Buy) ...........................    Australia              38,549           39,576      July-97                (1,027)
Dollar (Buy) ...........................    Canada                 55,770           55,878      July-97                  (108)
Dollar (Sell) ..........................    Canada                 55,797           55,768      July-97                     29
Dollar (Buy) ...........................    Canada                 98,967           98,529      September-97               438
Dollar (Sell) ..........................    Canada                 77,865           77,773      September-97              (92)
Dollar (Sell) ..........................    Canada                183,393          186,679      March-98                 3,286
Drachma (Sell) .........................    Greece                  2,547            2,567      July-97                     20
ECU (Sell) .............................    Europe                 23,175           23,912      July-97                    737
Franc (Buy) ............................    Belgium                70,662           72,372      July-97                (1,710)
Franc (Sell) ...........................    Belgium                17,846           18,013      July-97                    167
Franc (Buy) ............................    Belgium                25,051           25,389      September-97             (338)
Franc (Buy) ............................    France                 18,741           19,503      July-97                  (762)
Franc (Sell) ...........................    France                  1,472            1,523      July-97                     51
Franc (Buy) ............................    France                 55,483           56,036      August-97                (553)
Franc (Sell) ...........................    France                 44,894           45,351      August-97                  457
Franc (Buy) ............................    France                 78,002           78,810      September-97             (808)
Franc (Sell) ...........................    Switzerland             1,529            1,549      July-97                     20
Franc (Sell) ...........................    Switzerland            90,076           93,299      August-97                3,223
Franc (Sell) ...........................    Switzerland           262,992          267,274      September-97             4,282
Guilder (Buy) ..........................    Netherlands           105,077          107,236      July-97                (2,159)
Guilder (Sell) .........................    Netherlands             7,684            7,859      September-97               175
Koruna (Sell) ..........................    Czechoslovakia          2,128            2,138      August-97                   10
Koruna (Buy) ...........................    Czechoslovakia         22,498           23,514      August-97              (1,016)
Krone (Buy) ............................    Sweden                 34,917           34,825      July-97                     92
Krone (Sell) ...........................    Sweden                268,987          271,346      July-97                  2,359
Krone (Sell) ...........................    Sweden                 12,050           12,042      August-97                  (8)
Lira (Buy) .............................    Italy                 241,280          240,154      July-97                  1,126
Lira (Sell) ............................    Italy                  39,772           39,734      July-97                   (38)
Markka (Sell) ..........................    Finland               412,126          416,821      July-97                  4,695
Markka (Buy) ...........................    Finland                21,234           21,488      July-97                  (254)
Markka (Buy) ...........................    Finland               416,007          417,912      August-97              (1,905)
Markka (Sell) ..........................    Finland               209,162          209,562      August-97                  400
Peseta (Buy) ...........................    Spain                  95,789           96,831      July-97                (1,042)
Peseta (Sell) ..........................    Spain                  17,841           18,010      August-97                  169
Peseta (Buy) ...........................    Spain                 115,407          116,518      August-97              (1,111)
Peseta (Buy) ...........................    Spain                  91,570           92,837      September-97             1,267
Peso (Buy) .............................    Chile                   7,446            7,381      July-97                     65
Peso (Buy) .............................    Philippines            12,466           12,468      July-97                    (2)
Pound (Buy) ............................    Great Britain          33,295           32,427      July-97                    868
Pound (Sell) ...........................    Great Britain           3,073            3,005      July-97                   (68)
Pound (Sell) ...........................    Great Britain          42,638           41,845      August-97                (793)
Pound (Buy) ............................    Great Britain          36,584           35,948      August-97                  636
Pound (Buy) ............................    Great Britain          16,600           16,298      October-97                 302
Rand (Sell) ............................    South Africa            4,354            4,392      August-97                   38
Rupiah (Buy) ...........................    Indonesia              11,992           11,877      July-97                    115
Won (Buy) ..............................    South Korea            12,162           12,007      July-97                    155
Yen (Sell) .............................    Japan                 135,486          133,142      July-97                (2,344)
Yen (Buy) ..............................    Japan                 695,209          638,585      July-97                 56,624
Yen (Buy) ..............................    Japan                  77,150           76,420      August-97                  730
Yen (Sell) .............................    Japan                 149,126          146,626      August-97              (2,500)
                                                                                                                      --------
                                                                                                                      $ 67,250
                                                                                                                      ========

CITISELECT(SM) VIP FOLIO 300
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

ISSUER                                                      SHARES        VALUE
--------------------------------------------------------------------------------
LARGE CAP GROWTH--9.5%

--------------------------------------------------------------------------------
COMMON STOCKS -- 9.4%
--------------------------------------------------------------------------------

BASIC INDUSTRIES - 0.8%
E I du Pont de Nemours & Co.(++) ......................       340   $     21,378
Illinois Tool Works ...................................       410         20,474
Kimberly Clark Corp. ..................................       235         11,691
Nucor Corp. ...........................................       175          9,888
Praxair ...............................................       280         15,680
                                                                    ------------
                                                                          79,111
                                                                    ------------
CAPITAL GOODS - 1.0%
Applied Materials* ....................................       150         10,622
Deere & Co.(++) .......................................       410         22,499
Emerson Electric Co. ..................................       255         14,041
General Electric Co. ..................................       715         46,743
Ucar Int'l Inc.* ......................................       180          8,235
                                                                    ------------
                                                                         102,140
                                                                    ------------
CONSUMER BASICS - 3.3%
Abbott Labs ...........................................       380         25,365
Clorox Co. ............................................       125         16,500
Coca Cola Co. .........................................       595         40,163
Colgate Palmolive Co. .................................       450         29,363
Gillette Co. ..........................................       260         24,635
Health Management Association* ........................       515         14,677
Johnson & Johnson .....................................       380         24,462
Lilly Eli & Co. .......................................       165         18,037
Merck & Co. ...........................................       180         18,630
PepsiCo ...............................................       665         24,979
Pfizer Inc. ...........................................       190         22,705
Philip Morris Cos. Inc.(++) ...........................       680         30,175
Procter & Gamble Co. ..................................       150         21,187
Schering Plough Corp. .................................       360         17,235
Warner Lambert Co. ....................................       185         22,986
                                                                    ------------
                                                                         351,099
                                                                    ------------
CONSUMER DURABLES - 0.2%
Leggett + Platt Inc. ..................................       150          6,450
Sherwin Williams Co. ..................................       400         12,350
                                                                    ------------
                                                                          18,800
                                                                    ------------
CONSUMER NON-DURABLES - 0.7%
Consolidated Stores ...................................       550         19,113
Gap Inc. ..............................................       165          6,414
Home Dept .............................................       155         10,685
Kohls Corp.* ..........................................       330         17,469
Walgreen Co. ..........................................       425         22,791
                                                                    ------------
                                                                          76,472
                                                                    ------------
CONSUMER SERVICES - 0.3%
Carnival Corp. ........................................       385         15,881
Walt Disney Co. .......................................       180         14,445
                                                                    ------------
                                                                          30,326
                                                                    ------------

FINANCE - 0.9%
American International Group Inc. .....................       120         17,925
Chubb Corp.(++) .......................................       225         15,047
Federal National Mtg. Association(++) .................       230         10,034
Norwest Corp. .........................................       185         10,406
State Street Corporation ..............................       260         12,025
Travelers Group Inc. ..................................       335         21,126
Zions Bancorp .........................................       375         14,109
                                                                    ------------
                                                                         100,672
                                                                    ------------
GENERAL BUSINESS - 0.9%
Automated Data Processing Inc. ........................       400         18,800
First Data Corp. ......................................       365         16,037
Gannett Inc. ..........................................       280         27,650
Interpublic Group Cos Inc. ............................       250         15,328
Service Corp. International ...........................       400         13,150
                                                                    ------------
                                                                          90,965
                                                                    ------------
TECHNOLOGY - 1.3%
Compaq Computer Corp.*(++) ............................        90          8,933
Hewlett Packard Co. ...................................       200         11,200
Intel Corp. ...........................................       160         22,690
Microsoft Corp.* ......................................       325         41,072
Motorola Inc. .........................................       135         10,260
Perkin Elmer Corp. ....................................       265         21,084
Xerox Corp. ...........................................       285         22,479
                                                                    ------------
                                                                         137,718
                                                                    ------------
TOTAL COMMON STOCKS .............................................       987,303
                                                                    ------------

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 0.1%
--------------------------------------------------------------------------------

United States Treasury Bill
 4.30% due 7/03/97(+) ...........................................         12,381
                                                                    ------------
TOTAL LARGE CAP GROWTH ..........................................        999,684
                                                                    ------------

LARGE CAP VALUE--9.7%

--------------------------------------------------------------------------------
COMMON STOCKS -- 9.5%
--------------------------------------------------------------------------------

BASIC INDUSTRIES - 0.7%
Cabot Corp. ...........................................       300          8,513
Dow Chemical Co. ......................................       100          8,712
E I du Pont de Nemours & Co.(++) ......................       100          6,287
FMC Corp.* ............................................       100          7,944
Great Lakes Chemical Corp. ............................       300         15,713
IMC Global Inc. .......................................       200          7,000
Premark International Inc. ............................       100          2,675
Rohm & Haas Co. .......................................       100          9,006
Westvaco Corp. ........................................       200          6,288
                                                                    ------------
                                                                          72,138
                                                                    ------------
CAPITAL GOODS - 0.9%
Caterpillar Inc. ......................................       100         10,738
Cummins Engine Inc. ...................................       400         28,225
Deere & Co.(++) .......................................       100          5,488
Harnischfeger Industries Inc. .........................       400         16,600
Kennametal Inc. .......................................       300         12,900
Parker Hannifin Corp. .................................       200         12,137
Tecumseh Products Co. .................................       200         11,975
                                                                    ------------
                                                                          98,063
                                                                    ------------
CONSUMER BASICS - 1.1%
Bergen Brunswig Corp. .................................       375         10,453
Columbia/HCA Healthcare Corp. .........................       400         15,725
IBP Inc. ..............................................       300          6,975
Mallinckrodt Inc. .....................................       200          7,600
Maxicare Health Plans Inc.* ...........................       200          4,475
Nellcor Puritan Bennett Inc.* .........................       400          7,250
Philip Morris Cos. Inc.(++) ...........................       600         26,625
RJR Nabisco Holdings Corp. ............................       500         16,500
Tupperware Corp. ......................................       300         10,950
Universal Foods Corp. .................................       300         11,437
                                                                    ------------
                                                                         117,990
                                                                    ------------
CONSUMER DURABLE GOODS - 0.8%
Dana Corp. ............................................       300         11,400
Eaton Corp. ...........................................       100          8,731
Ford Motor Co. Del ....................................       700         26,425
General Motors Corp. ..................................       200         11,138
Goodyear Tire and Rubber ..............................       400         25,325
                                                                    ------------
                                                                          83,019
                                                                    ------------
CONSUMER NON-DURABLES - 0.6%
Russell Corp. .........................................       400         11,850
Springs Industries Inc. ...............................       100          5,275
Talbots Inc. ..........................................       400         13,600
Toys "R" Us Inc. ......................................       300         10,500
V F Corp. .............................................       200         16,950
                                                                    ------------
                                                                          58,175
                                                                    ------------
CONSUMER SERVICES - 0.2%
AMR Corp. Del* ........................................       100          9,250
UAL Corp.* ............................................       100          7,156
                                                                    ------------
                                                                          16,406
                                                                    ------------
ENERGY - 0.8%
Amoco Corp. ...........................................       100          8,694
Atlantic Richfield Co. ................................       200         14,100
British Petroleum PLC .................................       200         14,975
Mapco Inc. ............................................       300          9,450
Phillips Petroleum Co. ................................       300         13,125
Repsol ................................................       200          8,488
Ultra Mar Diamond Shamrock ............................       200          6,525
YPF Sociedad Anonima ..................................       400         12,300
                                                                    ------------
                                                                          87,657
                                                                    ------------
FINANCE - 2.0%
Aegon .................................................        86          6,025
Allstate Corp. ........................................       200         14,600
American General Corp. ................................       200          9,550
Bank of New York Inc. .................................       200          8,700
Capital One Financial Corp. ...........................       200          7,550
Case Corp. ............................................       400         27,550
Chase Manhattan Corp. .................................       200         19,413
Chubb Corp.(++) .......................................       100          6,688
Crestar Financial Corp. ...............................       100          3,887
Everest Reinsurance Holdings ..........................       300         11,888
Federal Home Loan Mortgage Corp. ......................       100          3,438
Federal National
 Mortgage Association(++) .............................       200          8,725
First Union Corp. .....................................       100          9,250
Foundation Health Systems* ............................       420         12,731
Mellon Bank Corp. .....................................       200          9,025
Old Republic Intl. Corp. ..............................       300          9,094
Reliastar Financial Corp. .............................       100          7,313
Republic NY Corp. .....................................       100         10,750
Signet Banking Corp. ..................................       200          7,200
Tig Holdings Inc. .....................................       200          6,250
Transatlantic Holdings Inc. ...........................       100          9,925
                                                                    ------------
                                                                         209,552
                                                                    ------------
GENERAL BUSINESS - 0.1%
Olsten Corp. ..........................................       400          7,775
Standard Register .....................................       100          3,063
                                                                    ------------
                                                                          10,838
                                                                    ------------
MISCELLANEOUS - 0.4%
Aeroquip Vickers Inc. .................................       500         23,625
Dillard Inc. ..........................................       200          6,925
Hartford Financial Services Group .....................       100          8,275
Providian Financial Corp. .............................       200          6,425
Textron Inc. ..........................................       100          6,637
                                                                    ------------
                                                                          51,887
                                                                    ------------
SHELTER - 0.2%
Owens Corning .........................................       400         17,250
                                                                    ------------
TECHNOLOGY - 1.1%
Beckman Industries Inc. ...............................       300         14,475
Compaq Computer Corp.*(++) ............................       200         19,850
International Business Machines .......................       300         27,056
Raytheon Co. ..........................................       100          5,100
Seagate Technology* ...................................       300         10,556
Stratus Computer Inc.* ................................       100          5,000
Tektronix Inc. ........................................       200         12,000
TRW Inc. ..............................................       200         11,362
Western Digital Corp.* ................................       400         12,650
                                                                    ------------
                                                                         118,049
                                                                    ------------
TRANSPORTATION - 0.2%
Burlington Northern Santa Fe ..........................       100          8,987
CSX Corp. .............................................       200         11,100
                                                                    ------------
                                                                          20,087
                                                                    ------------
UTILITIES - 0.4%
Central ME Power Co. ..................................       300          3,712
Cinergy Corp. .........................................       100          3,481
DTE Energy Co. ........................................       300          8,287
Duke Power Co. ........................................       104          4,986
EL Paso Natural Gas Co. ...............................       100          5,500
Entergy Corp. .........................................       300          8,212
GPU Inc. ..............................................       200          7,175
                                                                    ------------
                                                                          41,353
                                                                    ------------
TOTAL COMMON STOCKS .............................................      1,002,464
                                                                    ------------

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 0.2%
--------------------------------------------------------------------------------


United States Treasury Bill
 4.30% due 7/03/97(+) ...........................................         20,328
                                                                    ------------
TOTAL LARGE CAP VALUE ...........................................      1,022,792
                                                                    ------------

SMALL CAP GROWTH--9.8%

--------------------------------------------------------------------------------
COMMON STOCKS -- 9.4%
--------------------------------------------------------------------------------

BASIC INDUSTRIES - 0.4%
Central Packing Corp. .................................       710         24,717
OM Group Inc. .........................................       480         15,900
                                                                    ------------
                                                                          40,617
                                                                    ------------
CAPITAL GOODS - 0.2%
Hardinge Bros. Inc. ...................................       780         22,815
                                                                    ------------
CONSUMER BASICS - 2.0%
Cytyc Corp.* ..........................................       930         25,226
General Cigar Holdings Inc.* ..........................       710         20,901
Human Gendme Sciences Inc.* ...........................       410         13,632
Occusystems Inc.* .....................................       680         19,720
Parexel International Corp.* ..........................     1,050         33,337
Performance Food Group Co.* ...........................       980         20,580
Renal Treatment Centers Inc.* .........................     1,000         26,875
Suiza Foods Corp.* ....................................       710         29,110
Worthington Foods Inc. ................................       950         23,275
                                                                    ------------
                                                                         212,656
                                                                    ------------
CONSUMER DURABLES - 0.5%
Miller Industries Inc.* ...............................     1,780         28,480
Tower Automotive Inc.* ................................       430         18,490
                                                                    ------------
                                                                          46,970
                                                                    ------------
CONSUMER NON-DURABLES - 0.5%
Henry Schein Inc.* ....................................       650         20,312
Men's Wearhouse Inc.* .................................       570         17,955
Wilmar Industries Inc.* ...............................       460         11,213
                                                                    ------------
                                                                          49,480
                                                                    ------------
CONSUMER SERVICES - 0.5%
Premier Pks Inc.* .....................................       655         24,153
Regal Cinemas Inc.* ...................................       760         25,080
                                                                    ------------
                                                                          49,233
                                                                    ------------
ENERGY - 0.4%
Forcenergy Inc.* ......................................       765         23,237
Lomak Pete Inc.* ......................................     1,250         22,266
                                                                    ------------
                                                                          45,503
                                                                    ------------
FINANCE - 0.3%
Allied Group Inc. .....................................       560         21,280
Metris Cosmetics Inc. .................................       360         11,813
                                                                    ------------
                                                                          33,093
                                                                    ------------
GENERAL BUSINESS - 2.4%
Abacus Direct Corp.* ..................................     1,030         33,475
Equity Corp. International* ...........................     1,000         24,187
Executive Risk Inc. ...................................       570         29,640
Heftel Broadcasting Corp.* ............................       500         27,625
Lamar Advertising Co.* ................................     1,060         27,030
Metro Networks Inc.* ..................................     1,070         25,948
Profit Recovery Group Intl Inc.* ......................       370          5,134
Registry Inc.* ........................................       500         23,000
Snyder Communications Inc.* ...........................       960         25,860
Whittman Hart Inc.* ...................................     1,140         32,062
                                                                    ------------
                                                                         253,961
                                                                    ------------
MISCELLANEOUS - 1.1%
Melita Intl Corp.* ....................................     1,190         14,875
NFO Research Inc.* ....................................       480         11,880
Rental Service Corp. ..................................     1,100         28,875
Sirrom Cap Corp. ......................................       585         20,182
Suburban Lodges America Inc.* .........................     1,140         23,940
Synthetic Industries Inc.* ............................       270          5,704
Xionics Document Technologies* ........................       880         12,980
                                                                    ------------
                                                                         118,436
                                                                    ------------
TECHNOLOGY - 0.9%
CDW Computer Ctrs Inc.* ...............................       300         15,919
Claremont Technology Group Inc.* ......................     1,000         23,750
E Trade Group Inc.* ...................................     1,000         19,625
Inso Corp. ............................................       356          7,320
Periphonics Corp.* ....................................     1,100         23,650
                                                                    ------------
                                                                          90,264
                                                                    ------------
TRANSPORTATION - 0.2%
Eagle U.S.A. Airfreight Inc.* .........................       750         20,344
                                                                    ------------
TOTAL COMMON STOCKS .............................................        983,372
                                                                      ----------

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 0.4%
--------------------------------------------------------------------------------

United States Treasury Bill
 4.30% due 7/03/97(+) ...........................................         41,685
                                                                      ----------
TOTAL SMALL CAP GROWTH ..........................................      1,025,057
                                                                      ----------

SMALL CAP VALUE--10.4%

--------------------------------------------------------------------------------
COMMON STOCKS -- 10.1%
--------------------------------------------------------------------------------

BASIC INDUSTRIES - 0.6%
Carpenter Technology Corp. ............................       600         27,450
Keystone Consolidated Inds Inc.* ......................     2,800         30,450
                                                                    ------------
                                                                          57,900
                                                                    ------------
CAPITAL GOODS - 1.9%
Astro Medical Inc. ....................................     1,000          8,813
Commercial Intertech Corp. ............................     1,700         23,694
D.R. Horton Inc.* .....................................     5,000         51,875
Esco Electronics Corp.* ...............................     3,300         41,662
Global Industries Technologies Inc.* ..................       600         12,300
JLG Industries Inc. ...................................     2,500         34,062
United Industrial Corp. ...............................     3,100         27,706
                                                                    ------------
                                                                         200,112
                                                                    ------------
CONSUMER BASICS - 1.3%
MMI Cosmetics Inc. ....................................     1,300         33,962
Matrix Pharmaceuticals* ...............................     5,700         38,119
Schultz Sav O Stores Inc. .............................     1,900         33,725
Standard Coml Corp. ...................................     1,818         31,588
                                                                    ------------
                                                                         137,394
                                                                    ------------
CONSUMER DURABLE GOODS - 0.8%
Coachmen Industries Inc. ..............................     1,500         25,688
Flexsteel Industries Inc. .............................       800          9,400
Haskel International Inc. .............................     2,500         30,000
West Inc. .............................................       700         20,037
                                                                    ------------
                                                                          85,125
                                                                    ------------
CONSUMER NON-DURABLES - 1.1%
Cato Corp. ............................................     4,900         26,644
Haverty Furniture Cos. Inc. ...........................     3,500         43,750
Syms Corp.* ...........................................     4,600         45,713
                                                                    ------------
                                                                         116,107
                                                                    ------------
CONSUMER SERVICES - 0.4%
Aztar Corp.* ..........................................     5,500         38,844
                                                                    ------------
ENERGY - 0.1%
Atwood Oceanics Inc.* .................................       200         13,400
                                                                    ------------
FINANCE - 0.7%
Flagstar Bancorp Inc. .................................     2,000         32,500
Homeside Inc.* ........................................     1,500         32,812
Matrix Cap. Corp. .....................................       100          1,400
Ocwen Asset Invt Corp. ................................       600         12,150
                                                                    ------------
                                                                          78,862
                                                                    ------------
GENERAL BUSINESS - 0.6%
Devon Group Inc.* .....................................     1,000         35,750
Ennis Business Forms Inc. .............................     2,500         24,063
                                                                    ------------
                                                                          59,813
                                                                    ------------
MISCELLANEOUS - 1.2%
Commonwealth Industries Inc. ..........................     1,300         26,488
Durco International Inc. ..............................     1,000         29,250
Kevco Inc. ............................................       600          8,100
Spacehab Inc.* ........................................     6,200         55,025
Spectralink Corp. .....................................       600          3,375
Symons International Group Inc.* ......................       100          1,525
                                                                    ------------
                                                                         123,763
                                                                    ------------
SHELTER - 1.1%
Beazer Homes USA Inc.* ................................     1,700         27,200
Belmont Homes Inc.* ...................................     3,200         22,000
Morgan Products Ltd.* .................................     3,600         27,000
Patrick Industries Inc. ...............................       600          9,900
Ryland Group Inc. .....................................     2,000         28,250
Southern Energy Homes Inc.* ...........................       300          2,737
                                                                    ------------
                                                                         117,087
                                                                    ------------
TRANSPORTATION - 0.3%
Fritz Companies Inc.* .................................     3,500         33,906
                                                                    ------------
TOTAL COMMON STOCKS .............................................     1,062,313
                                                                    ------------

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 0.3%
--------------------------------------------------------------------------------

United States Treasury Bill
 4.30% due 7/03/97(+) ...........................................         33,386
                                                                       ---------
TOTAL SMALL CAP VALUE ...........................................      1,095,699
                                                                       ---------

INTERNATIONAL EQUITY--13.2%

--------------------------------------------------------------------------------
COMMON STOCKS -- 13.0%
--------------------------------------------------------------------------------

AUSTRIA - 0.2%
Bohler Uddeholm .......................................       227         17,603
                                                                    ------------
AUSTRALIA - 0.5%
Australia & New Zealand Bank Group ....................     3,578         26,770
Pioneer International Ltd .............................     4,050         15,671
Quantas Airways .......................................     5,746         13,462
                                                                    ------------
                                                                          55,903
                                                                    ------------
CANADA - 0.6%
Bank N S Halifax ......................................       536         23,482
Canadian Imperial Bank Toronto ........................       560         14,112
Imasco Ltd. ...........................................       690         19,986
Noranda Inc. ..........................................       410          8,818
                                                                    ------------
                                                                          66,398
                                                                    ------------
FINLAND - 0.2%
Rauma Oy ..............................................       423          9,694
UPM Kymmene Oy ........................................       680         15,714
                                                                    ------------
                                                                          25,408
                                                                    ------------
FRANCE - 0.7%
Elf Aquitaine .........................................       105         11,328
Lafarge ...............................................       295         18,347
Pernod Ricard .........................................       465         23,975
Usinor Sacilor ........................................       870         15,692
                                                                    ------------
                                                                          69,342
                                                                    ------------
GERMANY - 0.3%
Commerzbank AG ........................................       970         27,474
                                                                    ------------
GREAT BRITAIN - 3.3%
Abbey National ........................................     1,070         14,611
Allied Domecq PLC .....................................     3,445         24,784
Bat Industries ........................................     2,647         23,693
BTR ...................................................     7,934         27,152
Coats Viyella .........................................    11,662         24,470
Commercial Union ......................................     1,340         14,092
Energy Group ..........................................     1,150         12,276
Hanson ................................................     5,434         26,967
Harrison & Crosfield ..................................    13,940         25,536
Hillsdown Holdings ....................................     4,856         13,707
Hyder .................................................     1,598         21,555
Lex Service ...........................................     2,580         16,219
National Westminster ..................................       890         11,968
Powergen ..............................................     2,260         26,872
Redland ...............................................     4,279         24,228
Safeway ...............................................     4,130         23,900
Tate & Lyle ...........................................     2,800         20,820
                                                                    ------------
                                                                         352,850
                                                                    ------------
HONG KONG - 0.8%
China Light & Power ...................................     4,000         22,666
Hang Lung Development Co. .............................     5,000          9,165
Hong Kong Telecomm ....................................     4,000          9,552
HSBC Holdings .........................................       500         15,038
Manhattan Card Co. ....................................    40,000         18,200
New World Development Co. .............................     1,000          5,963
Sth China Morn Post ...................................     2,000          1,962
                                                                    ------------
                                                                          82,546
                                                                    ------------
ITALY - 0.3%
Eni Spa ...............................................      4800         27,183
                                                                    ------------
IRELAND - 0.3%
Smurfit ...............................................     9,900         28,778
                                                                    ------------
JAPAN - 2.1%
Koito Mfg. Co. ........................................     2,000         15,285
MOS Food Services .....................................     2,200         40,691
Nichicon Corp. ........................................     2,000         27,046
Nintendo Co. ..........................................       200         16,751
Promise Co. ...........................................       500         28,616
Sekisui Chemical ......................................     2,000         20,241
Sony Corp. ............................................       200         17,432
Suzuki Motor Corp. ....................................     2,000         25,301
Yodogawa Steelworks ...................................     4,000         24,429
                                                                    ------------
                                                                         215,792
                                                                    ------------
MALAYSIA - 0.3%
Arab Malaysian Finance ................................     4,200          8,903
Bolton Properties .....................................     6,400          9,128
Kedah Cement Holdings .................................     5,800          9,054
Malaysian International Shipping ......................     2,700          7,007
                                                                    ------------
                                                                          34,092
                                                                      ----------
NETHERLANDS - 1.1%
Akzo Nobel NV .........................................       192         26,312
ABN Amro Holdings NV ..................................     1,390         25,918
Hollandsche Beton .....................................        80         18,246
Ing Groep NV ..........................................       509         23,468
Kon PTT Nederland .....................................       660         25,890
                                                                    ------------
                                                                         119,834
                                                                    ------------
NEW ZEALAND - 0.1%
Fletcher Challenge (Building) .........................     4,020         12,096
Fletcher Challenge (Paper) ............................       161            230
                                                                    ------------
                                                                          12,326
                                                                    ------------
NORWAY - 0.4%
Kvaerner ASA ..........................................       315         19,061
Nycomed ...............................................     1,240         17,765
                                                                    ------------
                                                                          36,826
                                                                    ------------
SPAIN - 0.3%
Banco Santander SA ....................................       540         16,638
Repsol SA .............................................       480         20,295
                                                                    ------------
                                                                          36,933
                                                                    ------------
SWEDEN - 0.1%
Electrolux AB .........................................       180         12,984
                                                                    ------------
SWITZERLAND - 1.1%
Forbo Hldg ............................................        59         25,459
Nestle SA .............................................        15         19,788
Schw Ruckversicher ....................................        20         28,288
Sig Schw Ind HG AG ....................................         6         18,185
Sulzer AG .............................................        32         27,397
                                                                    ------------
                                                                         119,117
                                                                    ------------
UNITED STATES - 0.3%
Jardine Matheson ......................................     4,100         29,110
                                                                    ------------
TOTAL COMMON STOCKS .............................................      1,370,499
                                                                    ------------

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 0.2%
--------------------------------------------------------------------------------

United States Treasury Bill
 4.30% due 7/03/97(+) ...........................................         14,905
                                                                    ------------
TOTAL INTERNATIONAL EQUITY ......................................      1,385,404
                                                                    ------------
DOMESTIC FIXED INCOME--24.8%

--------------------------------------------------------------------------------
FIXED INCOME -- 23.8%
--------------------------------------------------------------------------------

CORPORATE BONDS - 0.5%
Jackson National Life Insurance Co.
 8.15% due 3/15/27 ....................................    50,000         51,050
                                                                    ------------
ASSET BACKED - 1.9%
Atlantic City Electric Co.
 7.01% due 8/02/23 ....................................    45,000         45,183
Commonwealth Edison Co.
 7.00% due 7/01/05 ....................................    43,000         42,462
Federal Home Loan Mortgage Corp.
 6.00% due 3/15/09 ....................................    32,368         29,936
Federal National Mortgage Association
 7.35% due 8/17/21 ....................................    50,000         50,812
Merrill Lynch Mortgage Investments Inc.
 due 6/18/29 ..........................................    35,000         35,219
                                                                    ------------
                                                                         203,612
                                                                    ------------
U. S. TREASURY OBLIGATIONS - 20.4%
United States Treasury Bond
 6.50% due 11/05/26 ...................................   110,000        105,497

UNITED STATES TREASURY NOTES
 6.00% due 5/31/98 ....................................  $578,000        579,081
 5.875% due 11/15/99 ..................................   969,000        962,789
 6.25% due 1/31/02 ....................................   157,000        156,141
 6.50% due 5/31/02 ....................................   100,000        100,406
 6.50% due 10/15/06 ...................................   246,000        244,962
                                                                    ------------
                                                                       2,148,876
                                                                    ------------
U.S. GOVERNMENT AGENCIES - 1.0%
Federal Home Loan Mortgage Corp.
 6.50% due 1/01/99 ....................................   100,000         98,977
                                                                    ------------
TOTAL FIXED INCOME ..............................................      2,502,515
                                                                    ------------
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 1.0%
--------------------------------------------------------------------------------


United States Treasury Bill
 4.30% due 7/03/97(+) ...........................................        100,406
                                                                    ------------
TOTAL DOMESTIC FIXED INCOME .....................................      2,602,921
                                                                    ------------

INTERNATIONAL BOND--21.1%
--------------------------------------------------------------------------------
FIXED INCOME -- 17.1%
--------------------------------------------------------------------------------


                            CURRENCY
                            --------
ARGENTINA - 0.5%
Government of Argentina Bocon
 3.242% due 4/01/01 ......... ARS       53,057           48,653
                                                     ----------
AUSTRIA - 0.2%
Republic of Austria
 7.625% due 10/18/04 ........ ATS      290,000           26,769
                                                     ----------
CANADA - 1.3%
Canadian Government
 8.75% due 12/01/05 ......... CAD      159,000          134,108
                                                     ----------
CROATIA - 0.3%
Croatia (Rep of)
 6.50% due 7/31/06 .......... USD       38,551           37,299
                                                     ----------
DENMARK - 0.5%
Denmark (Kingdom)
 8.00% due 5/15/03 .......... DKK      300,000           51,136
                                                     ----------
FINLAND - 2.0%
Finland (Rep of)
 7.25% due 4/18/06 .......... FIM    1,000,000          208,864
                                                     ----------
FRANCE - 0.9%
Government of France
 7.75% due 10/25/05 ......... FRF      490,000           96,513
                                                     ----------
GERMANY - 3.6%
Germany (Fed) Rep
 7.125% due 12/20/02 ........ DEM      630,000          380,362
                                                     ----------
GREAT BRITAIN - 2.0%
Treasury
 8.50% due 12/07/05 ......... GBP      114,000          206,693
                                                     ----------
GREECE - 0.2%
Hellenic Republic
 14.80% due 6/17/03 ......... GRD    1,600,000            6,003
Republic of Greece
 14.00% due 10/23/03 ........ GRD    5,200,000           19,670
                                                     ----------
                                                         25,673
                                                     ----------
ITALY - 1.5%
Republic of Italy
 6.00% due 1/01/00 .......... ITL   50,000,000           29,455
Republic of Italy
 9.50% due 1/01/05 .......... ITL  195,000,000          132,175
                                                     ----------
                                                        161,630
                                                     ----------
PHILLIPPINES - 0.4%
Eurobank Recon & Developement
 9.00% due 4/22/98 .......... PHP    1,000,000           37,913
                                                     ----------
SOUTH AFRICA - 0.3%
Republic of South Africa
 14.00% due 8/15/97 ......... ZAR      160,000           35,171
                                                     ----------
SPAIN - 0.6%
Government of Spain
 10.00% due 2/28/05 ......... ESP    7,000,000           58,715
                                                     ----------
SWEDEN - 2.8%
Sweden (Kingdom)
 10.25% due 5/05/00 ......... SEK    2,000,000          292,478
                                                     ----------
TOTAL FIXED INCOME ...........................        1,801,977
                                                     ----------
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 2.3%
--------------------------------------------------------------------------------

Argentina Treasury Bill
 due 3/20/98 ................ ARS       10,000            9,548
Canadian Treasury Bill
 due 4/02/98 ................ CAD       80,000           56,168
Mexican Cetes
 due 7/24/97 ................ MEX       60,000            7,450
Mexican Cetes
 due 7/31/97 ................ MEX       60,000            7,419
Mexican Cetes
 due 10/02/97 ............... MEX       60,000            7,157
Mexican Cetes
 due 10/30/97 ............... MEX       70,000            8,218
Poland Treasury Bill
 due 5/13/98 ................ PLN       40,000           10,236
Poland Treasury Bill
 due 10/22/97 ............... PLN       10,000            2,854
Poland Treasury Bill
 due 12/03/97 ............... PLN       60,000           16,721
Poland Treasury Bill
 due 4/22/98 ................ PLN       80,000           20,698
United States Treasury Bill
 4.30% due 7/03/97(+) ........................           99,462
                                                     ----------
                                                        245,931
                                                     ----------

--------------------------------------------------------------------------------
INTERNATIONAL BOND OPTIONS -- 1.7%
--------------------------------------------------------------------------------

Purchased calls
AST 310,000 Australian Government Bonds
 @107.603 exp. date 9/26/97 ..................           23,320
JPY 23,000,000 Japanese Government Bonds
 @102.586 exp. date 9/16/97 ..................           20,160
JPY 101,000,000 Japanese Government Bonds
 @97.239 exp. date 9/25/97 ...................          132,202
                                                     ----------
TOTAL INTERNATIONAL BOND OPTIONS .............          175,682
                                                     ----------
TOTAL INTERNATIONAL BOND .....................        2,223,590
                                                     ----------

SHORT-TERM--4.6%

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS
--------------------------------------------------------------------------------

United States Treasury Bill
 4.30% due 7/03/97(+) .............................    $   488,369
                                                       -----------
TOTAL INVESTMENTS
 (Identified Cost $10,336,887) .........      103.1%    10,843,516
OTHER ASSETS,
 LESS LIABILITIES ......................       (3.1)      (323,047)
                                               ----    -----------
NET ASSETS .............................      100.0%   $10,520,469
                                              =====    ===========

 * Non income producing
 (+)The Portfolio owns in aggregate U.S. Treasury Bills 4.30%, due 7/03/97 valued at $810,922, portions of which are listed separately by each Asset Class.
(++)The Portfolio owns in aggregate 510 shares of Deere & Co. valued at $27,987, 440 shares in E I du Pont de Nemours & Co. valued at $27,665, 1,280 shares in Philip Morris Cos. Inc. valued at $56,800, 325 shares in Chubb Corp. valued at $21,735, 290 shares in Compaq Computers Corp. valued at $28,783, and 430 shares of Federal National Mortgage Association, valued at $18,759.

   See notes to financial statements

CITISELECT(SM) VIP FOLIO 300 (UNAUDITED)
--------------------------------------------------------------------------------
FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT JUNE 30, 1997 ARE AS FOLLOWS:

                                                                                                                     UNREALIZED
                                                                   MARKET        AGGREGATE     DELIVERY DATE        APPRECIATION
                 CURRENCY                       COUNTRY            VALUE         FACE VALUE     OF CONTRACTS       (DEPRECIATION)
                 -------                         ------            -----          -------        ----------          -----------
Deutsche Mark (Buy) ....................    Germany              $432,669         $439,979      July-97              $ (7,310)
Deutsche Mark (Sell) ...................    Germany               266,212          268,423      July-97                  2,211
Deutsche Mark (Sell) ...................    Germany               982,957          997,919      August-97               14,962
Deutsche Mark (Buy) ....................    Germany               979,319          989,291      September-97           (9,972)
Dollar (Sell) ..........................    Australia              37,104           37,063      July-97                   (41)
Dollar (Buy) ...........................    Australia              38,549           39,576      July-97                (1,027)
Dollar (Buy) ...........................    Canada                 63,019           63,260      July-97                  (241)
Dollar (Sell) ..........................    Canada                 55,797           55,824      July-97                     27
Dollar (Buy) ...........................    Canada                109,155          108,672      September-97               483
Dollar (Sell) ..........................    Canada                176,057          179,211      March-98                 3,154
Drachma (Sell) .........................    Greece                  8,006            8,069      July-97                     63
ECU (Sell) .............................    Europe                 21,280           22,092      July-97                    812
ECU (Buy) ..............................    Europe                 11,288           11,367      July-97                   (79)
Franc (Buy) ............................    Belgium                91,543           93,686      July-97                (2,143)
Franc (Sell) ...........................    Belgium                39,646           40,017      July-97                    371
Franc (Buy) ............................    Belgium                25,051           25,389      September-97             (338)
Franc (Buy) ............................    France                 52,807           54,611      July-97                (1,804)
Franc (Sell) ...........................    France                  1,602            1,655      July-97                     53
Franc (Buy) ............................    France                 76,652           77,416      August-97                (764)
Franc (Sell) ...........................    France                 89,280           90,177      August-97                  897
Franc (Buy) ............................    France                 91,858           92,809      September-97             (951)
Franc (Sell) ...........................    Switzerland             1,529            1,549      July-97                     20
Franc (Sell) ...........................    Switzerland            90,076           93,299      August-97                3,223
Franc (Sell) ...........................    Switzerland           346,011          351,722      Sep-97                   5,711
Guilder (Buy) ..........................    Netherlands           105,077          107,236      July-97                (2,159)
Guilder (Sell) .........................    Netherlands             7,684            7,859      September-97               175
Koruna (Sell) ..........................    Czechoslovakia          6,993            7,026      August-97                   33
Koruna (Buy) ...........................    Czechoslovakia         27,059           28,280      August-97              (1,221)
Krone (Buy) ............................    Denmark                 7,537            7,657      July-97                  (120)
Krone (Buy) ............................    Sweden                 43,969           43,853      July-97                    116
Krone (Sell) ...........................    Sweden                268,987          271,346      July-97                  2,359
Krone (Sell) ...........................    Sweden                 20,084           20,069      August-97                 (15)
Lira (Buy) .............................    Italy                 272,462          271,464      July-97                    998
Lira (Sell) ............................    Italy                  89,487           89,402      July-97                   (85)
Lira (Buy) .............................    Italy                  13,290           13,372      October-97                (82)
Markka (Sell) ..........................    Finland               206,449          208,801      July-97                  2,352
Markka (Buy) ...........................    Finland                25,095           25,395      July-97                  (300)
Markka (Buy) ...........................    Finland               416,007          417,912      August-97              (1,905)
Markka (Sell) ..........................    Finland               209,162          209,562      August-97                  400
Markka (Sell) ..........................    Finland               219,043          220,703      September-97             1,660
Peseta (Buy) ...........................    Spain                  41,402           41,934      July-97                  (532)
Peseta (Sell) ..........................    Spain                  39,646           40,023      August-97                  377
Peseta (Buy) ...........................    Spain                 115,407          116,518      August-97              (1,111)
Peseta (Sell) ..........................    Spain                  89,668           90,909      September-97             1,241
Peso (Buy) .............................    Chile                   9,127            9,048      July-97                     79
Peso (Buy) .............................    Philippines            12,468           12,470      July-97                    (2)
Pound (Buy) ............................    Great Britain          83,238           81,070      July-97                  2,168
Pound (Sell) ...........................    Great Britain          10,705           10,619      July-97                   (86)
Pound (Sell) ...........................    Great Britain          92,524           90,799      August-97              (1,725)
Pound (Buy) ............................    Great Britain          81,482           80,066      August-97                1,416
Pound (Buy) ............................    Great Britain          16,600           16,298      October-97                 302
Rand (Sell) ............................    South Africa           10,886           10,954      August-97                   68
Rupiah (Buy) ...........................    Indonesia              14,333           14,196      July-97                    137
Won (Buy) ..............................    South Korea            14,527           14,341      July-97                    186
Yen (Sell) .............................    Japan                 149,916          147,508      July-97                (2,408)
Yen (Buy) ..............................    Japan                 749,358          687,084      July-97                 62,274
Yen (Buy) ..............................    Japan                 170,606          165,371      August-97                5,235
Yen (Sell) .............................    Japan                 298,253          294,165      August-97              (4,088)
                                                                                                                      --------
                                                                                                                      $ 73,054
                                                                                                                      ========

CITISELECT(SM) VIP FOLIO 400
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)


ISSUER                                                   SHARES          VALUE
--------------------------------------------------------------------------------
LARGE CAP GROWTH--8.1%

--------------------------------------------------------------------------------
COMMON STOCKS -- 8.0%
--------------------------------------------------------------------------------

BASIC INDUSTRIES - 0.6%
E I du Pont de Nemours & Co.(++) ......................       290   $     18,234
Illinois Tool Works ...................................       350         17,478
Kimberly Clark Corp. ..................................       205         10,199
Nucor Corp. ...........................................       140          7,910
Praxair ...............................................       235         13,160
                                                                    ------------
                                                                          66,981
                                                                    ------------
CAPITAL GOODS - 0.8%
Applied Materials* ....................................       125          8,852
Deere & Co.(++) .......................................       350         19,206
Emerson Electric Co. ..................................       220         12,114
General Electric Co. ..................................       610         39,879
Ucar Int'l Inc.* ......................................       155          7,091
                                                                    ------------
                                                                          87,142
                                                                    ------------
CONSUMER BASICS - 2.8%
Abbott Labs ...........................................       320         21,360
Clorox Co. ............................................       105         13,860
Coca Cola Co. .........................................       515         34,763
Colgate Palmolive Co. .................................       395         25,774
Gillette Co. ..........................................       225         21,319
Health Management Association* ........................       440         12,540
Johnson & Johnson .....................................       330         21,244
Lilly Eli & Co. .......................................       140         15,304
Merck & Co. ...........................................       155         16,043
PepsiCo ...............................................       565         21,223
Philip Morris Cos. Inc.(++) ...........................       585         25,959
Pfizer Inc. ...........................................       165         19,718
Proctor & Gamble ......................................       130         18,363
Schering Plough Corp. .................................       310         14,841
Warner Lambert Co. ....................................       155         19,259
                                                                    ------------
                                                                         301,570
                                                                    ------------
CONSUMER DURABLES - 0.2%
Leggett & Platt Inc. ..................................       115          4,945
Sherwin Williams Co. ..................................       335         10,343
                                                                    ------------
                                                                          15,288
                                                                    ------------
CONSUMER NON-DURABLES - 0.6%
Consolidated Stores* ..................................       463         16,072
Gap Inc. ..............................................       125          4,859
Home Depot ............................................       140          9,651
Kohls Corp.* ..........................................       290         15,352
Walgreen Co. ..........................................       365         19,573
                                                                    ------------
                                                                          65,507
                                                                    ------------
CONSUMER SERVICES - 0.3%
Carnival Corp. ........................................       330         13,613
Walt Disney Co. .......................................       150         12,038
                                                                    ------------
                                                                          25,651
                                                                    ------------
FINANCE - 0.8%
American International Group Inc. .....................       105         15,684
Chubb Corp.(++) .......................................       195         13,041
Federal National Mtg. Association(++) .................       195          8,507
Norwest Corp. .........................................       160          9,000
State Street Corp. ....................................       230         10,638
Travelers Group Inc. ..................................       290         18,288
Zions Bancorp .........................................       320         12,040
                                                                    ------------
                                                                          87,198
                                                                    ------------
GENERAL BUSINESS - 0.8%
Automated Data Processing Inc. ........................       345         16,215
First Data Corp. ......................................       315         13,840
Gannett Inc. ..........................................       240         23,700
Interpublic Group Cos Inc. ............................       215         13,182
Service Corp. International ...........................       370         12,164
                                                                    ------------
                                                                          79,101
                                                                      ----------
TECHNOLOGY - 1.1%
Compaq Computer Corp.*(++) ............................        80          7,940
Hewlett Packard Co. ...................................       170          9,520
Intel Corp. ...........................................       135         19,145
Motorola Inc. .........................................       115          8,740
Microsoft Corp.* ......................................       280         35,385
Perkin Elmer Corp. ....................................       230         18,299
Xerox Corp. ...........................................       245         19,324
                                                                    ------------
                                                                         118,353
                                                                    ------------
TOTAL COMMON STOCKS ...................................                  846,791
                                                                    ------------
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 0.1%
--------------------------------------------------------------------------------

United States Treasury Bill
 4.30% due 7/03/97(+) .................................                   12,346
                                                                      ----------
TOTAL LARGE CAP GROWTH ................................                  859,137
                                                                      ----------

LARGE CAP VALUE--8.3%

--------------------------------------------------------------------------------
COMMON STOCKS -- 8.1%
--------------------------------------------------------------------------------

BASIC INDUSTRIES - 0.6%
Cabot Corp. ...........................................       200          5,675
E I du Pont de Nemours & Co. ..........................       100          6,288
FMC Corp.* ............................................       100          7,944
Great Lakes Chemical Corp. ............................       300         15,713
IMC Global Inc. .......................................       200          7,000
Premark International Inc. ............................       200          5,350
Rohm & Haas Co. .......................................       100          9,006
Westvaco Corp. ........................................       100          3,144
                                                                    ------------
                                                                          60,120
                                                                    ------------
CAPITAL GOODS - 0.9%
Caterpillar Inc. ......................................       100         10,738
Cummins Engine Inc. ...................................       400         28,225
Deere & Co.(++) .......................................       100          5,488
Harnischfeger Industries Inc. .........................       300         12,450
Kennametal Inc. .......................................       200          8,600
Parker Hannifin Corp. .................................       200         12,138
Tecumseh Products Co. .................................       200         11,975
                                                                    ------------
                                                                          89,614
                                                                    ------------
CONSUMER BASICS - 1.0%
Bergen Brunswig Corp. .................................       375         10,453
Columbia /HCA Healthcare Corp. ........................       400         15,725
IBP Inc. ..............................................       300          6,975
Mallinckrodt Inc. .....................................       200          7,600
Maxicare Health Plans Inc.* ...........................       200          4,475
Nellcor Puritan Bennett Inc.* .........................       300          5,438
Philip Morris Cos. Inc.(++) ...........................       500         22,188
RJR Nabisco Holdings Corp. ............................       400         13,200
Tupperware Corp. ......................................       300         10,950
Universal Foods Corp. .................................       200          7,625
                                                                    ------------
                                                                         104,629
                                                                    ------------
CONSUMER DURABLE GOODS - 0.7%
Dana Corp. ............................................       200          7,600
Eaton Corp. ...........................................       100          8,731
Ford Motor Co. Del ....................................       700         26,425
General Motors Corp. ..................................       200         11,138
Goodyear Tire and Rubber ..............................       300         18,994
                                                                    ------------
                                                                          72,888
                                                                    ------------
CONSUMER NON-DURABLES - 0.4%
Russell Corp. .........................................       300          8,888
Springs Industries Inc. ...............................       100          5,275
Talbots Inc. ..........................................       300         10,200
Toys "R" Us Inc.* .....................................       200          7,000
V F Corp. .............................................       100          8,475
                                                                    ------------
                                                                          39,838
                                                                    ------------
CONSUMER SERVICES - 0.2%
AMR Corp. Del* ........................................       100          9,250
UAL Corp.* ............................................       100          7,156
                                                                    ------------
                                                                          16,406
                                                                    ------------
ENERGY - 0.7%
Amoco Corp. ...........................................       100          8,694
Atlantic Richfield Co. ................................       200         14,100
British Petroleum PLC .................................       200         14,975
Mapco Inc. ............................................       300          9,450
Phillips Petroleum Co. ................................       200          8,750
Repsol ................................................       200          8,488
Ultra Mar Diamond Shamrock ............................       200          6,525
YPF Sociedad Anonima ..................................       300          9,225
                                                                    ------------
                                                                          80,207
                                                                    ------------
FINANCE - 1.6%
Aego ..................................................        43          3,013
Allstate Corp. ........................................       200         14,600
American General Corp. ................................       200          9,550
Bank of New York Inc. .................................       200          8,700
Capital One Financial Corp. ...........................       200          7,550
Case Corp. ............................................       300         20,663
Chase Manhattan Corp. .................................       100          9,706
Chubb Corp.(++) .......................................       100          6,688
Crestar Financial Corp. ...............................       100          3,888
Everest Reinsurance Holdings ..........................       300         11,888
Federal Home Loan Mortgage Corp. ......................       100          3,438
Federal National
 Mortgage Association(++) .............................       200          8,725
First Union Corp. .....................................       100          9,250
Foundation Health Systems* ............................       290          8,791
Mellon Bank Corp. .....................................       200          9,025
Old Republic Intl Corp. ...............................       200          6,063
Reliastar Financial Corp. .............................       100          7,313
Republic NY Corp. .....................................       100         10,750
Signet Banking Corp. ..................................       200          7,200
Tig Holdings Inc. .....................................       100          3,125
Transatlantic Holdings Inc. ...........................       100          9,925
                                                                    ------------
                                                                         179,851
                                                                    ------------
GENERAL BUSINESS - 0.1%
Olsten Corp. ..........................................       200          3,888
Standard Register .....................................       100          3,063
                                                                    ------------
                                                                           6,951
                                                                    ------------
MISCELLANEOUS - 0.4%
Aeroquip Vickers Inc. .................................       400         18,900
Dillards Inc. .........................................       200          6,925
Hartford Financial Services Group .....................       100          8,275
Providian Financial Corp. .............................       100          3,213
Textron Inc. ..........................................       100          6,638
                                                                    ------------
                                                                          43,951
                                                                    ------------
SHELTER - 0.1%
Owens Corning 300 .....................................                   12,938
                                                                    ------------
TECHNOLOGY - 0.9%
Beckman Industries Inc. ...............................       200          9,650
Compaq Computer Corp.*(++) ............................       100          9,925
International Business Machines .......................       300         27,056
Raytheon Co. ..........................................       100          5,100
Seagate Technology* ...................................       300         10,556
Stratus Computer Inc.* ................................       100          5,000
Tektronix Inc. ........................................       100          6,000
TRW Inc. ..............................................       200         11,363
Western Digital Corp.* ................................       400         12,650
                                                                    ------------
                                                                          97,300
                                                                    ------------
TRANSPORTATION - 0.2%
Burlington Northern Santa Fe ..........................       100          8,988
CSX Corp. .............................................       200         11,100
                                                                    ------------
                                                                          20,088
                                                                    ------------
UTILITIES - 0.3%
Central ME Power Co. ..................................       200          2,475
Cinergy Corp. .........................................       100          3,481
DTE Energy Co. ........................................       200          5,525
Duke Power Co. ........................................       104          4,986
El Paso Natural Gas Co. ...............................       100          5,500
Entergy Corp. .........................................       200          5,475
GPU Inc. ..............................................       100          3,588
                                                                    ------------
                                                                          31,030
                                                                    ------------
TOTAL COMMON STOCKS ...................................                  855,811
                                                                    ------------
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 0.2%
--------------------------------------------------------------------------------

United States Treasury Bill
 4.30% due 7/03/97(+) .................................                   21,117
                                                                      ----------
TOTAL LARGE CAP VALUE .................................                  876,928
                                                                      ----------

SMALL CAP GROWTH--14.6%

--------------------------------------------------------------------------------
COMMON STOCKS -- 14.0%
--------------------------------------------------------------------------------

BASIC INDUSTRIES - 0.6%
Central Packing Corp. .................................     1,060         36,901
OM Group Inc. .........................................       710         23,519
                                                                    ------------
                                                                          60,420
                                                                    ------------
CAPITAL GOODS - 0.3%
Hardinge Bros. Inc. ...................................     1,250         36,563
                                                                    ------------
CONSUMER BASICS - 3.0%
Cytyc Corp.* ..........................................     1,360         36,890
General Cigar Holdings Inc.* ..........................     1,070         31,498
Human Gendme Sciences Inc.* ...........................       630         20,948
Occusystems Inc.* .....................................     1,030         29,870
Parexel International Corp.* ..........................     1,530         48,578
Performance Food Group Co.* ...........................     1,500         31,500
Renal Treatment Centers Inc.* .........................     1,470         39,506
Suiza Foods Corp.* ....................................     1,110         45,510
Worthington Foods Inc. ................................     1,450         35,525
                                                                    ------------
                                                                         319,825
                                                                    ------------
CONSUMER DURABLE GOODS - 0.6%
Miller Industries Inc.* ...............................     2,510         40,160
Tower Automotive Inc.* ................................       605         26,015
                                                                    ------------
                                                                          66,175
                                                                    ------------
CONSUMER NON-DURABLES - 0.8%
Henry Schein Inc.* ....................................     1,260         39,375
Men's Wearhouse Inc.* .................................       920         28,980
Wilmar Industries Inc.* ...............................       700         17,063
                                                                    ------------
                                                                          85,418
                                                                    ------------
CONSUMER SERVICES - 0.7%
Premier Pks Inc.* .....................................       990         36,506
Regal Cinemas Inc.* ...................................     1,150         37,950
                                                                    ------------
                                                                          74,456
                                                                    ------------
ENERGY - 0.7%
Forcenergy Inc.* ......................................     1,260         38,273
Lomak Pete Inc.* ......................................     1,840         32,775
                                                                    ------------
                                                                          71,048
                                                                    ------------
FINANCE - 0.5%
Allied Group Inc. .....................................       865         32,870
Metris Cosmetics Inc. .................................       540         17,719
                                                                    ------------
                                                                          50,589
                                                                    ------------
GENERAL BUSINESS - 3.5%
Abacus Direct Corp.* ..................................     1,560         50,700
Equity Corp. International* ...........................     1,550         37,491
Executive Risk Inc. ...................................       770         40,040
Heftel Broadcasting Corp.* ............................       740         40,885
Lamar Advertising Co.* ................................     1,620         41,310
Metro Networks Inc.* ..................................     1,550         37,588
Profit Recovery Group Intl Inc.* ......................       550          7,631
Registry Inc.* ........................................       810         37,260
Snyder Communications Inc.* ...........................     1,400         37,713
Whittman Hart Inc.* ...................................     1,730         48,656
                                                                    ------------
                                                                         379,274
                                                                    ------------
MISCELLANEOUS - 1.7%
Gray Communications Sys. Inc. .........................       100          2,088
Melita Intl Corp.* ....................................     1,800         22,500
NFO Research Inc.* ....................................       740         18,315
Rental Service Corp. ..................................     1,730         45,413
Sirrom Cap Corp. ......................................       880         30,360
Suburban Lodges America Inc.* .........................     1,620         34,020
Synthetic Industries Inc.* ............................       400          8,450
Xionics Document Tech* ................................     1,340         19,765
                                                                    ------------
                                                                         180,911
                                                                    ------------
TECHNOLOGY - 1.3%
CDW Computer Ctrs. Inc.* ..............................       450         23,878
Claremont Technology Group Inc.* ......................     1,580         37,525
E Trade Group Inc.* ...................................     1,500         29,438
Inso Corp. ............................................       459          9,438
Periphonics Corp.* ....................................     1,770         38,055
                                                                    ------------
                                                                         138,334
                                                                    ------------
TRANSPORTATION - 0.3%
Eagle U.S.A. Airfreight Inc.* .........................     1,140         30,923
                                                                    ------------
TOTAL COMMON STOCKS ...................................                1,493,936
                                                                    ------------

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 0.6%
--------------------------------------------------------------------------------
United States Treasury Bill
 4.30% due 7/03/97(+) .................................                   58,775
                                                                    ------------
TOTAL SMALL CAP GROWTH ................................                1,552,711
                                                                    ------------

SMALL CAP VALUE--15.5%

--------------------------------------------------------------------------------
COMMON STOCKS -- 15.1%
--------------------------------------------------------------------------------

BASIC INDUSTRIES - 0.8%
Carpenter Technology Corp. ............................       900         41,175
Keystone Consolidated Inds Inc.* ......................     4,200         45,675
                                                                    ------------
                                                                          86,850
                                                                    ------------
CAPITAL GOODS - 2.7%
Astro Medical Inc. ....................................     1,500         13,219
Commercial Intertech Corp. ............................     2,500         34,844
D.R. Horton Inc.* .....................................     6,800         70,550
Esco Electronics Corp.* ...............................     5,000         63,125
Global Industries Technologies Inc.* ..................       900         18,450
JLG Industries Inc. ...................................     3,500         47,688
United Industrial Corp. ...............................     4,600         41,113
                                                                    ------------
                                                                         288,989
                                                                    ------------
CONSUMER BASICS - 2.0%
Matrix Pharmaceuticals* ...............................     8,600         57,513
MMI Cosmetics Inc. ....................................     2,000         52,250
Schultz Sav O Stores Inc. .............................     2,900         51,475
Standard Commercial Corp. .............................     2,626         45,627
                                                                    ------------
                                                                         206,865
                                                                    ------------
CONSUMER DURABLE GOODS - 1.2%
Coachmen Industries Inc. ..............................     2,200         37,675
Flexsteel Industries Inc. .............................     1,200         14,100
Haskel International Inc. .............................     3,700         44,400
West Inc. .............................................     1,000         28,625
                                                                    ------------
                                                                         124,800
                                                                    ------------
CONSUMER NON-DURABLES - 1.6%
Cato Corp. ............................................     7,300         39,694
Haverty Furniture Cos. Inc. ...........................     5,000         62,500
Syms Corp.* ...........................................     6,400         63,600
                                                                    ------------
                                                                         165,794
                                                                    ------------
CONSUMER SERVICES - 0.5%
Aztar Corp.* ..........................................     8,000         56,500
                                                                    ------------
ENERGY - 0.1%
Atwood Oceanics Inc.* .................................       200         13,400
                                                                    ------------
FINANCE - 1.5%
Flagstar Bancorp Inc. .................................     3,000         48,750
Homeside Inc.* ........................................     2,300         50,313
Matrix Cap Corp. ......................................       100          1,400
Ocwen Asset Invt Corp. ................................     3,000         60,750
                                                                    ------------
                                                                         161,213
                                                                    ------------
GENERAL BUSINESS - 0.8%
Devon Group Inc.* .....................................     1,500         53,625
Ennis Business Forms Inc. .............................     3,700         35,613
                                                                    ------------
                                                                          89,238
                                                                    ------------
MISCELLANEOUS - 1.8%
Commonwealth Industries Inc. ..........................     2,000         40,750
Durco International Inc. ..............................     1,400         40,950
Kevco Inc. ............................................       800         10,800
Spacehab Inc.* ........................................     9,200         81,650
Spectralink Corp. .....................................     1,200          6,750
Symons International Group Inc.* ......................       800         12,200
                                                                    ------------
                                                                         193,100
                                                                    ------------
SHELTER - 1.6%
Beazer Homes USA Inc.* ................................     2,500         40,000
Belmont Homes Inc.* ...................................     4,800         33,000
Morgan Products Ltd.* .................................     5,300         39,750
Patrick Industries Inc. ...............................       800         13,200
Ryland Group Inc. .....................................     3,000         42,375
Southern Energy Homes Inc.* ...........................       300          2,738
                                                                    ------------
                                                                         171,063
                                                                    ------------
TRANSPORTATION - 0.5%
Fritz Companies Inc.* .................................     5,200         50,375
                                                                    ------------
TOTAL COMMON STOCKS ...................................                1,608,187
                                                                    ------------

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 0.4%
--------------------------------------------------------------------------------


United States Treasury Bill
 4.30% due 7/03/97(+) .................................                 $ 44,534
                                                                      ----------
TOTAL SMALL CAP VALUE .................................                1,652,721
                                                                      ----------

INTERNATIONAL EQUITY--25.8%

--------------------------------------------------------------------------------
COMMON STOCKS -- 25.8%
--------------------------------------------------------------------------------

AUSTRIA - 0.3%
Bohler Uddeholm .......................................       438         33,966
                                                                    ------------
AUSTRALIA - 1.1%
Australia & New Zealand Bank Group ....................     7,652         57,252
Pioneer International Ltd. ............................     9,570         37,031
Quantas Airways .......................................    11,162         26,151
                                                                    ------------
                                                                         120,434
                                                                    ------------
CANADA - 1.2%
Bank N S Halifax ......................................       964         42,233
Canadian Imperial Bank Toronto ........................     1,200         30,240
Imasco Ltd. ...........................................     1,425         41,276
Noranda Inc. ..........................................       745         16,023
                                                                    ------------
                                                                         129,772
                                                                    ------------
FINLAND - 0.5%
Rauma Oy ..............................................       819         18,769
UPM Kymmene Oy ........................................     1,580         36,512
                                                                    ------------
                                                                          55,281
                                                                    ------------
FRANCE - 1.6%
Elf Aquitain ..........................................       230         24,813
Lafarge ...............................................       650         40,427
Pernod Ricard .........................................     1,320         68,059
Usinor Sacilor ........................................     1,930         34,812
                                                                    ------------
                                                                         168,111
                                                                    ------------
GERMANY - 0.6%
Commerzbank AG ........................................     2,135         60,472
                                                                    ------------
GREAT BRITAIN - 6.1%
Abbey National ........................................     2,150         29,359
Allied Domecq PLC .....................................     7,510         54,028
Bat Industries ........................................     5,040         45,113
BTR ...................................................    15,594         53,366
Coats Viyella .........................................    23,490         49,289
Commercial Union ......................................     2,240         23,557
Energy Group ..........................................     2,040         21,776
Hanson ................................................    10,719         53,194
Harrison & Crosfield ..................................    25,946         47,529
Hyder .................................................     3,283         44,284
Lex Service ...........................................     5,170         32,501
National Westminister .................................       735          9,884
Powergen ..............................................     4,254         50,581
Redland ...............................................     7,987         45,223
Safeway ...............................................     8,500         49,189
Tate & Lyle ...........................................     5,730         42,606
                                                                    ------------
                                                                         651,479
                                                                    ------------
HONG KONG - 1.6%
China Light & Power ...................................     6,300         35,699
Hang Lung Development Co. .............................    10,000         18,329
Hong Kong Telecomm ....................................     9,200         21,969
HSBC Holdings .........................................     1,100         33,082
Manhattan Card Co. ....................................    79,000         35,945
New World Development Co. .............................     3,000         17,890
Sth China Morn Post ...................................     4,000          3,924
                                                                    ------------
                                                                         166,838
                                                                    ------------
IRELAND - 0.7%
Smurfit ...............................................    24,720         71,858
                                                                    ------------
ITALY - 0.5%
Eni Spa ...............................................     9,300         52,668
                                                                    ------------
JAPAN - 3.8%
Koito Mfg. Co. ........................................     5,000         38,213
MOS Food Services .....................................     3,300         61,036
Nichicon Corp. ........................................     4,000         54,092
Nintendo Co. ..........................................       400         33,502
Promise Co. ...........................................       900         51,509
Sekisui Chemical ......................................     4,000         40,481
Sony Corp. ............................................       400         34,863
Suzuki Motor Corp. ....................................     4,000         50,602
Yodogawa Steelworks ...................................     6,000         36,643
                                                                    ------------
                                                                         400,941
                                                                    ------------
MALAYSIA - 0.6%
Arab Malaysian Finance ................................     8,700         18,441
Bolton Properties .....................................    13,700         19,540
Kedah Cement Holdings .................................     9,000         14,049
Malaysian International Shipping ......................     5,800         15,052
                                                                    ------------
                                                                          67,082
                                                                    ------------
NETHERLANDS - 2.1%
Akzo Nobel NV .........................................       420         57,558
ABN Amro Holdings NV ..................................     3,160         58,921
Hollandsche Beton .....................................       130         29,651
Ing Groep NV ..........................................       830         38,267
Kon PTT Nederland .....................................     1,071         42,013
                                                                    ------------
                                                                         226,410
                                                                    ------------
NEW ZEALAND - 0.2%
Fletcher Challenge(Building) ..........................     8,020         24,133
Fletcher Challenge(Paper) .............................       321            458
                                                                    ------------
                                                                          24,591
                                                                    ------------
NORWAY - 0.8%
Kvaerner ASA ..........................................       720         43,568
Nycomed 2,565 .........................................    36,747
                                                                    ------------
                                                                          80,315
                                                                    ------------
SINGAPORE - 0.1%
Sembawang Corp. .......................................      2000          9,093
                                                                    ------------

SPAIN - 1.0%
Banco Santander SA ....................................     1,950         60,081
Repsol SA .............................................     1,060         44,817
                                                                    ------------
                                                                         104,898
                                                                    ------------
SWEDEN - 0.2%
Electolux AB ..........................................       345         24,887
                                                                    ------------
SWITZERLAND - 2.3%
Forbo Hldg ............................................       124         53,507
Nestle SA .............................................        33         43,533
Schw Ruckversicher ....................................        39         55,161
Sig Schw Ind HG AG ....................................        13         39,401
Sulzer AG .............................................        61         52,226
                                                                    ------------
                                                                         243,828
                                                                    ------------
UNITED STATES - 0.5%
Jardine Matheson ......................................     7,700         54,670
                                                                    ------------
TOTAL INTERNATIONAL EQUITY ............................                2,747,594
                                                                    ------------

DOMESTIC FIXED INCOME--4.7%

--------------------------------------------------------------------------------
FIXED INCOME -- 4.7%
--------------------------------------------------------------------------------

CORPORATE BONDS - 0.2%
Commonwealth Edison Co.
 7.00% due 7/01/05 ....................................   $11,000         10,862
Jackson National Life Insurance Co.
 8.15% due 3/15/27 ....................................    10,000         10,210
                                                                    ------------
                                                                          21,072
                                                                    ------------
ASSET BACKED - 0.2%
Atlantic City Electric Co.
 7.01% due 8/02/23 ....................................    10,000         10,041
Federal National Mortgage Association
 7.35% due 8/17/21 ....................................    10,000         10,163
Merrill Lynch Mortgage Investors Inc.
 6.95% due 6/18/29 ....................................     5,000          5,031
                                                                    ------------
                                                                          25,235
                                                                    ------------
MORTGAGE BACKED - 0.1%
Federal National Mortgage Association
 6.00% due 3/15/09 ....................................     9,248          8,553
                                                                    ------------
U. S. TREASURY OBLIGATIONS - 4.2%
United States Treasury Bond
 6.50% due 11/15/26 ...................................    20,000         19,181
                                                                    ------------
United States Treasury Notes
 6.00% due 5/31/98 ....................................   150,000        150,281
 5.875% due 11/15/99 ..................................   120,000        119,231
 6.25% due 1/31/02 ....................................    88,000         87,519
 6.50% due 5/31/02 ....................................    23,000         23,093
 6.50% due 10/15/06 ...................................    47,000         46,802
                                                                    ------------
                                                                         426,926
                                                                    ------------

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 0.0%
--------------------------------------------------------------------------------
United States Treasury Bill
 4.30% due 7/03/97(+) .................................                      780
                                                                      ----------
TOTAL U.S. TREASURY OBLIGATIONS .......................                  446,887
                                                                      ----------
TOTAL DOMESTIC FIXED INCOME ...........................                  501,747
                                                                      ----------

INTERNATIONAL BOND--20.7%

--------------------------------------------------------------------------------
FIXED INCOME -- 16.7%
--------------------------------------------------------------------------------

                                      CURRENCY
                                      --------
ARGENTINA - 0.5%
Government of Argentina Bocon
 3.242% due 4/01/01 ..................  ARS       40,000           48,653
                                                               ----------
AUSTRIA - 0.3%
Republic of Austria
 7.625% due 10/18/04 .................  ATS      290,000           26,769
                                                               ----------
CANADA - 1.3%
Canadian Government
 8.75% due 12/01/05 ..................  CAD      158,000          133,265
                                                               ----------
CROATIA - 0.3%
Republic of Croatia
 6.50% due 7/31/06 ...................  USD       38,551           37,299
                                                               ----------
DENMARK - 0.5%
Denmark (Kingdom)
 8.00% due 5/15/03 ...................  DKK      300,000           51,136
                                                               ----------
FINLAND - 2.0%
Finland (Rep of)
 7.25% due 4/18/06 ...................  FIM    1,000,000          208,864
                                                               ----------
FRANCE - 0.9%
Government of France
 7.75% due 10/25/05 ..................  FRF      490,000           96,513
                                                               ----------
GERMANY - 3.6%
Germany (Fed) Rep
 5.875% due 5/15/00 ..................  DEM      630,000          380,362
                                                               ----------
GREAT BRITAIN - 1.8%
Treasury
 8.50% due 12/07/05 ..................  GBP      106,000          192,188
                                                               ----------
GREECE - 0.2%
Hellenic Republic
 14.80% due 6/17/03 ..................  GRD    1,500,000            5,628
Republic of Greece
 14.00% due 10/23/03 .................  GRD    5,000,000           18,914
                                                               ----------
                                                                   24,542
                                                               ----------
ITALY - 1.4%
Republic of Italy
 6.00% due 1/01/00 ...................  ITL   50,000,000           29,455
Republic of Italy
 9.50% due 1/01/05 ...................  ITL  185,000,000          125,396
                                                               ----------
                                                                  154,851
                                                               ----------
PHILIPPINES - 0.4%
Eurobank Recon & Development
 9.00% due 4/22/98 ...................  PHP   $1,000,000           37,913
                                                               ----------
SOUTH AFRICA - 0.3%
Republic of South Africa
 14.00% due 8/15/97 ..................  ZAR      150,000           32,973
                                                               ----------
SPAIN - 0.5%
Government of Spain
 10.00% due 2/28/05 ..................  ESP    7,000,000           58,715
                                                               ----------
SWEDEN - 2.7%
Sweden (Kingdom)
 10.25% due 5/05/00 ..................  SEK    2,000,000          292,478
                                                               ----------
TOTAL FIXED INCOME                                              1,776,521
                                                               ----------

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 2.5%
--------------------------------------------------------------------------------

Argentina Treasury Bill
 due 3/20/98 .........................  ARS       10,000            9,548
Canadian Treasury Bill
 due 4/02/98 .........................  CAD       80,000           56,168
General Motors Acceptance Corp.
 5.65% due 7/30/97 ...................           100,000           99,545
Mexican Cetes
 due 7/24/97 .........................  MEX       60,000            7,450
Mexican Cetes
 due 7/31/97 .........................  MEX       60,000            7,419
Mexican Cetes
 due 10/02/97 ........................  MEX       60,000            7,157
Mexican Cetes
 due 10/30/97 ........................  MEX       70,000            8,218
Poland Treasury Bill
 due 10/22/97 ........................  PLN       10,000            2,854
Poland Treasury Bill
 due 12/03/97 ........................  PLN       60,000           16,721
Poland Treasury Bill
 due 4/22/98 .........................  PLN       70,000           18,111
Poland Treasury Bill
 due 5/13/98 .........................  PLN       60,000           15,354
United States Treasury Bill
 4.30% due 7/03/97(+) ................                             15,384
                                                               ----------
                                                                  263,929
                                                               ----------

--------------------------------------------------------------------------------
INTERNATIONAL BOND OPTIONS -- 1.5%
--------------------------------------------------------------------------------

Purchased calls
AST 310,000 Australian Government Bonds
 @ 107.603 exp. date 9/16/97 ...........................           23,320
JPY 18,000,000 Japanese Government Bonds
 @ 102.586 exp. date 9/16/97 ...........................           15,778
JPY 97,000,000 Japanese Government Bonds
 @ 97.239 exp. date 9/25/97 ............................          126,967
                                                               ----------
TOTAL INTERNATIONAL BOND OPTIONS .......................          166,065
                                                               ----------
TOTAL INTERNATIONAL BOND ...............................        2,206,515
                                                               ----------

SHORT-TERM--3.1%

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS
--------------------------------------------------------------------------------

United States Treasury Bill
 4.30% due 7/03/97(+)                                         $   325,950
                                                              -----------
Total Investments
 (Identified Cost $10,012,127)                    100.8%       10,723,303
Other Assets,
 Less Liabilities                                  (0.8)          (84,100)
                                                   ----       -----------
Net Assets                                        100.0%      $10,639,203
                                                  =====       ===========

  *Non income producing
 (+)The Portfolio owns in aggregate U.S. Treasury Bills 4.30%, due 7/03/97 valued at $491,232, portions of which are listed separately by each Asset Class.
(++)The Portfolio owns in aggregate 450 shares of Deere & Co. valued at $24,694, 390 shares in E I du Pont de Nemours & Co. valued at $24,522, 1,085 shares in Philip Morris Cos. Inc. valued at $48,147, 295 shares in Chubb Corp. valued at $19,729, 180 shares in Compaq Computer Corp. valued at $17,865 and 395 shares of Federal National Mortgage Association, valued at $17,232.

   See notes to financial statements

CITISELECT(SM) VIP FOLIO 400
--------------------------------------------------------------------------------
FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT JUNE 30, 1997 ARE AS FOLLOWS:

                                                                                                                     UNREALIZED
                                                                   MARKET        AGGREGATE     DELIVERY DATE        APPRECIATION
                 CURRENCY                       COUNTRY            VALUE        FACE VALUE     OF CONTRACTS         (DEPRECIATION)
                 -------                         ------            -----          -------        ----------          -----------

Deutsche Mark (Buy) ....................    Germany              $401,682         $409,906      July-97               $ (8,224)
Deutsche Mark (Sell) ...................    Germany               239,462          241,492      July-97                  2,030
Deutsche Mark (Sell) ...................    Germany               984,735          999,760      August-97               15,025
Deutsche Mark (Buy) ....................    Germany               957,969          967,702      September-97           (9,733)
Dollar (Sell) ..........................    Australia              37,104           37,063      July-97                   (41)
Dollar (Buy) ...........................    Australia              38,549           39,576      July-97                (1,027)
Dollar (Buy) ...........................    Canada                 70,268           70,460      July-97                  (192)
Dollar (Sell) ..........................    Canada                 55,770           55,797      July-97                     27
Dollar (Buy) ...........................    Canada                104,789          104,325      September-97               464
Dollar (Sell) ..........................    Canada                183,393          186,679      March-98                 3,286
Drachma (Sell) .........................    Greece                  6,915            6,968      July-97                     53
ECU (Sell) .............................    Europe                 26,922           27,765      July-97                    843
ECU (Buy) ..............................    Europe                 11,288           11,367      July-97                   (79)
Franc (Buy) ............................    Belgium                88,202           90,303      July-97                (2,101)
Franc (Sell) ...........................    Belgium                33,688           34,003      July-97                    315
Franc (Buy) ............................    Belgium                23,124           23,436      Sep-97                   (312)
Franc (Buy) ............................    France                 45,992           47,492      July-97                (1,500)
Franc (Sell) ...........................    France                  1,472            1,523      July-97                     51
Franc (Buy) ............................    France                 93,723           94,658      August-97                (935)
Franc (Sell) ...........................    France                 99,777          100,784      August-97                1,007
Franc (Sell) ...........................    France                 83,476           82,612      September-97             (864)
Franc (Sell) ...........................    Switzerland             1,529            1,549      July-97                     20
Franc (Sell) ...........................    Switzerland            90,332           93,562      August-97                3,230
Franc (Sell) ...........................    Switzerland           325,256          330,610      September-97             5,354
Guilder (Buy) ..........................    Netherlands           105,077          107,236      July-97                (2,159)
Guilder (Sell) .........................    Netherlands             9,733            9,955      September-97               222
Koruna (Sell) ..........................    Czechoslovakia          6,385            6,415      August-97                   30
Koruna (Buy) ...........................    Czechoslovakia         26,451           27,645      August-97              (1,194)
Krone (Buy) ............................    Denmark                 4,522            4,594      July-97                   (72)
Krone (Buy) ............................    Sweden                 42,676           42,564      July-97                    112
Krone (Sell) ...........................    Sweden                268,987          271,346      July-97                  2,359
Krone (Sell) ...........................    Sweden                 20,084           20,069      August-97                 (15)
Lira (Buy) .............................    Italy                 277,051          275,807      July-97                  1,244
Lira (Sell) ............................    Italy                  89,487           89,402      July-97                   (85)
Lira (Buy) .............................    Italy                   6,451            6,491      October-97                (40)
Markka (Sell) ..........................    Finland               206,449          208,801      July-97                  2,352
Markka (Buy) ...........................    Finland                23,164           23,442      July-97                  (278)
Markka (Buy) ...........................    Finland               208,004          208,955      August-97                (951)
Peseta (Buy) ...........................    Spain                 117,470          118,760      July-97                (1,290)
Peseta (Sell) ..........................    Spain                  33,699           34,019      August-97                  320
Peseta (Buy) ...........................    Spain                 115,407          116,518      August-97              (1,111)
Peseta (Sell) ..........................    Spain                  83,282           84,435      September-97             1,153
Peso (Buy) .............................    Chile                   8,887            8,810      July-97                     77
Peso (Buy) .............................    Philippines            12,844           12,842      July-97                    (2)
Pound (Buy) ............................    Great Britain          66,591           64,860      July-97                  1,731
Pound (Sell) ...........................    Great Britain           3,406            3,329      July-97                   (77)
Pound (Sell) ...........................    Great Britain          78,091           76,638      August-97              (1,453)
Pound (Buy) ............................    Great Britain          76,493           75,164      August-97                1,329
Pound (Buy) ............................    Great Britain          16,600           16,298      October-97                 302
Rand (Sell) ............................    South Africa            8,709            8,763      August-97                   54
Rupiah (Buy) ...........................    Indonesia              14,005           13,870      July-97                    135
Won (Buy) ..............................    South Korea            14,189           14,008      July-97                    181
Yen (Sell) .............................    Japan                 152,530          149,849      July-97                (2,681)
Yen (Buy) ..............................    Japan                 756,345          693,491      July-97                 62,854
Yen (Buy) ..............................    Japan                 142,902          140,105      August-97                2,797
Yen (Sell) .............................    Japan                 279,842          276,008      August-97              (3,834)
Yen (Sell) .............................    Japan                  73,395           74,992      September-97             1,597
                                                                                                                      --------
                                                                                                                      $ 70,304
                                                                                                                      ========

CITISELECT(SM) VIP FOLIO 500
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

ISSUER                                                     SHARES          VALUE
--------------------------------------------------------------------------------

LARGE CAP GROWTH--7.8%

--------------------------------------------------------------------------------
COMMON STOCKS -- 7.7%
--------------------------------------------------------------------------------


BASIC INDUSTRIES - 0.6%
E I du Pont de Nemours & Co. ..........................       290   $     18,234
Illinois Tool Works ...................................       340         16,979
Kimberly Clark Corp. ..................................       195          9,701
Nucor Corp. ...........................................       140          7,910
Praxair ...............................................       235         13,160
                                                                    ------------
                                                                          65,984
                                                                    ------------
CAPITAL GOODS - 0.8%
Applied Materials* ....................................       120          8,497
Deere & Co.(++) .......................................       340         18,657
Emerson Electric Co. ..................................       210         11,563
General Electric Co. ..................................       585         38,244
Ucar Intl Inc.* .......................................       150          6,862
                                                                    ------------
                                                                          83,823
                                                                    ------------
CONSUMER BASICS - 2.8%
Abbott Labs ...........................................       320         21,360
Clorox Co. ............................................       100         13,200
Coca Cola Co. .........................................       500         33,750
Colgate Palmolive Co. .................................       385         25,121
Gillette Co. ..........................................       220         20,845
Health Management Association* ........................       420         11,970
Johnson & Johnson .....................................       315         20,278
Lilly Eli & Co. .......................................       130         14,211
Merck & Co. ...........................................       150         15,525
PepsiCo ...............................................       550         20,659
Philip Morris Cos. Inc.(++) ...........................       575         25,516
Pfizer Inc. ...........................................       160         19,120
Procter & Gamble Co. ..................................       125         17,656
Schering Plough Corp. .................................       300         14,362
Warner Lambert Co. ....................................       155         19,259
                                                                    ------------
                                                                         292,832
                                                                    ------------
CONSUMER DURABLES - 0.1%
Leggett & Platt Inc. ..................................       105          4,515
Sherwin Williams Co. ..................................       340         10,497
                                                                    ------------
                                                                          15,012
                                                                    ------------

CONSUMER NON-DURABLES - 0.6%
Consolidated Stores* ..................................       456         15,855
Gap Inc. ..............................................       120          4,665
Home Dept Inc. ........................................       130          8,962
Kohls Corp.* ..........................................       280         14,823
Walgreen Co. ..........................................       355         19,037
                                                                    ------------
                                                                          63,342
                                                                    ------------
CONSUMER SERVICES - 0.2%
Carnival Corp. ........................................       310         12,788
Walt Disney Co. .......................................       150         12,037
                                                                    ------------
                                                                          24,825
                                                                    ------------
FINANCE - 0.8%
American International Group Inc. .....................       100         14,937
Chubb Corp.(++) .......................................       185         12,372
Federal National Mtg. Association(++) .................       195          8,507
Norwest Corp. .........................................       150          8,437
State Street Corporation ..............................       220         10,175
Travelers Group Inc. ..................................       275         17,342
Zions Bancorp .........................................       305         11,476
                                                                    ------------
                                                                          83,246
                                                                    ------------
GENERAL BUSINESS - 0.7%
Automated Data Processing Inc. ........................       330         15,510
First Data Corp. ......................................       295         12,962
Gannett Inc. ..........................................       235         23,206
Interpublic Group Cos Inc. ............................       210         12,876
Service Corp. International ...........................       330         10,849
                                                                    ------------
                                                                          75,403
                                                                      ----------

TECHNOLOGY - 1.1%
Compaq Computer Corp.*(++) ............................        75          7,444
Hewlett Packard Co. ...................................       165          9,240
Intel Corp. ...........................................       130         18,436
Microsoft Corp.* ......................................       265         33,489
Motorola Inc. .........................................       110          8,360
Perkin Elmer Corp. ....................................       225         17,902
Xerox Corp. ...........................................       240         18,930
                                                                    ------------
                                                                         113,801
                                                                    ------------
TOTAL COMMON STOCKS ...................................                  818,268
                                                                    ------------

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 0.1%
--------------------------------------------------------------------------------

United States Treasury Bill
 4.30% due 7/03/97(+) .................................                    8,348
                                                                    ------------
TOTAL LARGE CAP GROWTH ................................                  826,616
                                                                    ------------

LARGE CAP VALUE--8.0%

--------------------------------------------------------------------------------
COMMON STOCKS -- 7.9%
--------------------------------------------------------------------------------

BASIC INDUSTRIES - 0.6%
Cabot Corp. ...........................................       200          5,675
Dow Chemical Co. ......................................       100          8,713
E I du Pont de Nemours & Co. ..........................       100          6,287
FMC Corp.* ............................................       100          7,944
Great Lakes Chemical Corp. ............................       200         10,475
IMC Global Inc. .......................................       100          3,500
Premark International Inc. ............................       200          5,350
Rohm & Haas Co. .......................................       100          9,006
Westvaco Corp. ........................................       100          3,144
                                                                    ------------
                                                                          60,094
                                                                    ------------
CAPITAL GOODS - 0.8%
Caterpillar Inc. ......................................       100         10,738
Cummins Engine Inc. ...................................       400         28,225
Deere & Co.(++) .......................................       100          5,488
Harnischfeger Industries Inc. .........................       300         12,450
Kennametal Inc. .......................................       200          8,600
Parker Hannifin Corp. .................................       200         12,137
Tecumseh Products Co. .................................       200         11,975
                                                                    ------------
                                                                          89,613
                                                                    ------------
CONSUMER BASICS - 0.9%
Bergen Brunswig Corp. .................................       250          6,969
Columbia /HCA Healthcare Corp. ........................       200          7,862
IBP Inc. ..............................................       300          6,975
Mallinckrodt Inc. .....................................       200          7,600
Maxicare Health Plans Inc.* ...........................       200          4,475
Nellcor Puritan Bennett Inc.* .........................       400          7,250
Philip Morris Cos. Inc.(++) ...........................       500         22,187
RJR Nabisco Holdings Corp. ............................       400         13,200
Tupperware Corp. ......................................       200          7,300
Universal Foods Corp. .................................       200          7,625
                                                                    ------------
                                                                          91,443
                                                                    ------------
CONSUMER DURABLE GOODS - 0.7%
Dana Corp. ............................................       200          7,600
Eaton Corp. ...........................................       100          8,731
Ford Motor Co. Del ....................................       700         26,425
General Motors Corp. ..................................       200         11,138
Goodyear Tire and Rubber ..............................       300         18,994
                                                                    ------------
                                                                          72,888
                                                                    ------------
CONSUMER NON-DURABLES - 0.4%
Russell Corp. .........................................       200          5,925
Springs Industries Inc. ...............................       100          5,275
Talbots Inc. ..........................................       300         10,200
Toys "R" Us Inc.* .....................................       300         10,500
V F Corp. .............................................       100          8,475
                                                                    ------------
                                                                          40,375
                                                                    ------------
CONSUMER SERVICES - 0.2%
AMR Corp. Del* ........................................       100          9,250
UAL Corp.* ............................................       100          7,156
                                                                    ------------
                                                                          16,406
                                                                    ------------
ENERGY - 0.7%
Amoco Corp. ...........................................       100          8,694
Atlantic Richfield Co. ................................       200         14,100
British Petroleum PLC .................................       200         14,975
Mapco Inc. ............................................       200          6,300
Phillips Petrolium Co. ................................       200          8,750
Repsol ................................................       200          8,487
Ultra Mar Diamond Shamrock ............................       200          6,525
YPF Sociedad Anonima ..................................       300          9,225
                                                                    ------------
                                                                          77,056
                                                                    ------------
FINANCE - 1.7%
Aegon .................................................        43          3,013
Allstate Corp. ........................................       200         14,600
American General Corp. ................................       200          9,550
Bank of New York Inc. .................................       200          8,700
Capital One Financial Corp. ...........................       200          7,550
Case Corp. ............................................       300         20,662
Chase Manhattan Corp. .................................       100          9,706
Chubb Corp.(++) .......................................       100          6,688
Crestar Financial Corp. ...............................       100          3,887
Everest Reinsurance Holdings ..........................       300         11,888
Federal Home Loan Mortgage Corp. ......................       100          3,438
Federal National Mortgage Association(++) .............       200          8,725
First Union Corp. .....................................       100          9,250
Foundation Health Systems* ............................       290          8,791
Mellon Bank Corp. .....................................       200          9,025
Old Republic Intl Corp. ...............................       200          6,063
Reliastar Financial Corp. .............................       100          7,313
Republic NY Corp. .....................................       100         10,750
Signet Banking Corp. ..................................       200          7,200
Tig Holdings Inc. .....................................       100          3,125
Transatlantic Holdings Inc. ...........................       100          9,925
                                                                    ------------
                                                                         179,849
                                                                    ------------
GENERAL BUSINESS - 0.1%
Olsten Corp. ..........................................       300          5,831
Standard Register .....................................       100          3,063
                                                                    ------------
                                                                           8,894
                                                                    ------------
MISCELLANEOUS - 0.3%
Aeroquip Vickers Inc. .................................       400         18,900
Dillard Inc. ..........................................       200          6,925
Hartford Financial Services Group .....................       100          8,275
Providian Financial Corp. .............................       100          3,212
                                                                    ------------
                                                                          37,312
                                                                    ------------
SHELTER - 0.1%
Owens Corning .........................................       200          8,625
                                                                    ------------

TECHNOLOGY - 1.0%
Beckman Industries Inc. ...............................       300         14,475
Compaq Computer Corp.*(++) ............................       100          9,925
International Business Machines .......................       300         27,056
Raytheon Co. ..........................................       100          5,100
Seagate Technology* ...................................       300         10,556
Stratus Computer Inc.* ................................       100          5,000
Tektronix Inc. ........................................       200         12,000
TRW Inc. ..............................................       200         11,362
Western Digital Corp.* ................................       200          6,325
                                                                    ------------
                                                                         101,799
                                                                    ------------
TRANSPORTATION - 0.1%
Burlington Northern Santa Fe ..........................       100          8,987
CSX Corp. .............................................       100          5,550
                                                                    ------------
                                                                          14,537
                                                                    ------------
UTILITIES - 0.3%
Central ME Power Co. ..................................       200          2,475
Cinergy Corp. .........................................       100          3,481
DTE Energy Co. ........................................       200          5,525
Duke Power Co. ........................................       104          4,985
EL Paso Natural Gas Co. ...............................       100          5,500
Entergy Corp. .........................................       200          5,475
GPU Inc. ..............................................       200          7,175
                                                                    ------------
                                                                          34,616
                                                                    ------------
TOTAL COMMON STOCKS ...................................                  833,507
                                                                    ------------

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 0.1%
--------------------------------------------------------------------------------

United States Treasury Bill
 4.30% due 7/03/97(+) .................................                   15,267
                                                                    ------------
TOTAL LARGE CAP VALUE .................................                  848,774
                                                                    ------------

SMALL CAP GROWTH--16.7%

--------------------------------------------------------------------------------
COMMON STOCKS -- 16.4%
--------------------------------------------------------------------------------

BASIC INDUSTRIES - 0.7%
Central Packing Corp. .................................     1,305         45,430
OM Group Inc. .........................................       830         27,494
                                                                    ------------
                                                                          72,924
                                                                    ------------
CAPITAL GOODS - 0.4%
Hardinge Bros. Inc. ...................................     1,540         45,045
                                                                    ------------

CONSUMER BASICS - 3.5%
Cytyc Corp.* ..........................................     1,725         46,791
General Cigar Holdings Inc.* ..........................     1,295         38,122
Human Gendme Sciences Inc.* ...........................       700         23,275
Occusystems Inc.* .....................................     1,180         34,220
Parexel International Corp.* ..........................     1,930         61,277
Performance Food Group Co.* ...........................     1,695         35,595
Renal Treatment Centers Inc.* .........................     1,535         41,253
Suiza Foods Corp.* ....................................     1,325         54,325
Worthington Foods Inc. ................................     1,600         39,200
                                                                    ------------
                                                                         374,058
                                                                    ------------
CONSUMER DURABLES - 0.8%
Miller Industries Inc.* ...............................     3,085         49,360
Tower Automotive Inc.* ................................       745         32,035
                                                                    ------------
                                                                          81,395
                                                                    ------------
CONSUMER NON-DURABLES - 0.8%
Henry Schein Inc.* ....................................     1,200         37,500
Men's Wearhouse Inc.* .................................       925         29,138
Wilmar Industries Inc.* ...............................       790         19,256
                                                                    ------------
                                                                          85,894
                                                                    ------------
CONSUMER SERVICES - 0.8%
Premier Pks Inc.* .....................................     1,215         44,803
Regal Cinemas Inc.* ...................................     1,295         42,735
                                                                    ------------
                                                                          87,538
                                                                    ------------
ENERGY - 0.8%
Forcenergy Inc.* ......................................     1,395         42,373
Lomak Pete Inc. .......................................     2,120         37,763
                                                                    ------------
                                                                          80,136
                                                                    ------------
FINANCE - 0.6%
Allied Group Inc. .....................................     1,045         39,710
Metris Cosmetics Inc. .................................       670         21,984
                                                                    ------------
                                                                          61,694
                                                                    ------------
GENERAL BUSINESS - 4.2%
Abacus Direct Corp.* ..................................     1,830         59,475
Equity Corp. International* ...........................     2,110         51,036
Executive Risk Inc. ...................................       775         40,300
Heftel Broadcasting Corp.* ............................       965         53,316
Lamar Advertising Co.* ................................     1,830         46,665
Metro Networks Inc.* ..................................     1,930         46,803
Profit Recovery Group Intl Inc.* ......................       500          6,937
Registry Inc.* ........................................       865         39,790
Snyder Communications Inc.* ...........................     1,295         34,884
Whittman Hart Inc.* ...................................     2,175         61,172
                                                                    ------------
                                                                         440,378
                                                                    ------------
MISCELLANEOUS - 2.0%
Gray Communications ...................................       100          2,088
Melita Intl Corp.* ....................................     1,970         24,625
NFO Research Inc.* ....................................       910         22,523
Rental Service Corp. ..................................     2,010         52,762
Sirrom Cap Corp. ......................................       965         33,292
Suburban Lodges America Inc.* .........................     2,215         46,515
Synthetic Industries Inc.* ............................       460          9,718
Xionics Document Technologies* ........................     1,110         16,373
                                                                    ------------
                                                                         207,896
                                                                    ------------
TECHNOLOGY - 1.5%
CDW Computer Ctrs Inc.* ...............................       540         28,654
Claremont Technology Group Inc.* ......................     1,750         41,562
E Trade Group Inc.* ...................................     1,700         33,363
Inso Corp. ............................................       600         12,338
Periphonics Corp.* ....................................     1,825         39,238
                                                                    ------------
                                                                         155,155
                                                                    ------------
TRANSPORTATION - 0.3%
Eagle U.S.A. Airfreight Inc.* .........................     1,290         34,991
                                                                    ------------
TOTAL COMMON STOCKS ...................................    62,865      1,727,104
                                                                    ------------

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 0.3%
--------------------------------------------------------------------------------

United States Treasury Bill
 4.30% due 7/03/97(+) .................................                   36,380
                                                                    ------------
TOTAL SMALL CAP GROWTH ................................                1,763,484
                                                                    ------------

SMALL CAP VALUE--17.8%

--------------------------------------------------------------------------------
COMMON STOCKS -- 17.3%
--------------------------------------------------------------------------------

BASIC INDUSTRIES - 0.9%
Carpenter Technology Corp. ............................       200          9,150
Keystone Consolidated Inds Inc.* ......................     7,800         84,825
                                                                    ------------
                                                                          93,975
                                                                    ------------
CAPITAL GOODS - 3.1%
Astro Medical Inc.* ...................................     1,600         14,100
Commercial Intertech Corp. ............................     5,500         76,656
D.R. Horton Inc.* .....................................     5,900         61,213
Esco Electronics Corp.* ...............................     5,800         73,225
Global Industries Technologies Inc.* ..................     1,000         20,500
United Industrial Corp. ...............................     9,500         84,906
                                                                    ------------
                                                                         330,600
                                                                    ------------
CONSUMER BASICS - 1.8%
MMI Cosmetics Inc. ....................................     2,300         60,088
Matrix Pharmaceuticals* ...............................    10,000         66,875
Schultz Sav O Stores Inc. .............................     1,000         17,750
Standard Coml Corp. ...................................     2,323         40,362
                                                                    ------------
                                                                         185,075
                                                                    ------------
CONSUMER DURABLE GOODS - 1.8%
Coachmen Industries Inc. ..............................       900         15,413
Flexsteel Industries Inc. .............................       700          8,225
Haskel International Inc. .............................     7,600         91,200
West Inc. .............................................     2,500         71,562
                                                                    ------------
                                                                         186,400
                                                                    ------------
CONSUMER NON-DURABLES - 2.0%
Cato Corp. ............................................    15,500         84,281
Haverty Furniture Cos. Inc. ...........................     5,500         68,750
Syms Corp.* ...........................................     5,800         57,638
                                                                    ------------
                                                                         210,669
                                                                    ------------
CONSUMER SERVICES - 0.6%
Aztar Corp.* ..........................................     9,500         67,094
                                                                    ------------
ENERGY - 0.1%
Atwood Oceanics Inc.* .................................       200         13,400
                                                                    ------------

FINANCE - 0.7%
Flagstar Bancorp Inc. .................................       700         11,375
Homeside Inc.* ........................................     2,300         50,313
Matrix Cap. Corp. .....................................       100          1,400
Ocwen Asset Invt Corp. ................................       300          6,075
                                                                    ------------
                                                                          69,163
                                                                    ------------
GENERAL BUSINESS - 1.2%
Devon Group Inc.* .....................................     1,800         64,350
Ennis Business Forms Inc. .............................     6,500         62,562
                                                                    ------------
                                                                         126,912
                                                                    ------------
MISCELLANEOUS - 2.3%
Commonwealth Industries Inc. ..........................     4,000         81,500
Durco International Inc. ..............................     3,000         87,750
Spacehab Inc.* ........................................     7,900         70,113
Spectralink Corp. .....................................       400          2,250
Symons International Group Inc.* ......................       100          1,525
                                                                    ------------
                                                                         243,138
                                                                    ------------
SHELTER - 2.2%
Beazer Homes USA Inc.* ................................     4,400         70,400
Belmont Homes Inc.* ...................................     2,000         13,750
Morgan Products Ltd.* .................................     9,000         67,500
Patrick Industries Inc. ...............................       300          4,950
Ryland Group Inc. .....................................     5,400         76,275
Southern Energy Homes Inc.* ...........................       300          2,737
                                                                    ------------
                                                                         235,612
                                                                    ------------
TRANSPORTATION - 0.6%
Fritz Companies Inc. ..................................     6,100         59,094
                                                                    ------------
TOTAL COMMON STOCKS ...................................   155,723      1,821,132
                                                                    ------------

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 0.5%
--------------------------------------------------------------------------------

United States Treasury Bill
 4.30% due 7/03/97(+) .................................                   52,539
                                                                    ------------
TOTAL SMALL CAP VALUE .................................                1,873,671
                                                                    ------------

INTERNATIONAL EQUITY--36.1%

--------------------------------------------------------------------------------
COMMON STOCKS -- 34.67%
--------------------------------------------------------------------------------

AUSTRIA - 0.4%
Bohler Uddeholm .......................................       610         47,304
                                                                    ------------

AUSTRALIA - 1.6%
Australia & New Zealand Bank Grp ......................    10,560         79,009
Pioneer International Ltd .............................    13,810         53,437
Quantas Airways .......................................    16,990         39,805
                                                                    ------------
                                                                         172,251
                                                                    ------------
CANADA - 1.8%
Bank N S Halifax ......................................     1,170         51,258
Canadian Imperial Bank Toronto ........................     1,800         45,360
Imasco Ltd. ...........................................     2,030         58,800
Noranda Inc. ..........................................     1,620         34,841
                                                                    ------------
                                                                         190,259
                                                                    ------------
FINLAND - 0.7%
Rauma Oy ..............................................       875         20,052
UPM Kymmene Oy ........................................     2,305         53,267
                                                                    ------------
                                                                          73,319
                                                                    ------------
FRANCE - 2.3%
Elf Aquitaine .........................................       360         38,838
Lafarge ...............................................     1,160         72,146
Pernod Ricard .........................................     1,220         62,903
Usinor Sacilor ........................................     3,810         68,722
                                                                    ------------
                                                                         242,609
                                                                    ------------
GERMANY - 0.7%
Commerzbank AG ........................................     2,610         73,926
                                                                    ------------

GREAT BRITAIN - 7.9%
Abbey National ........................................     3,430         46,838
Allied Domecq PLC .....................................     6,770         48,704
Bat Industries ........................................     6,890         61,672
BTR ...................................................    19,300         66,048
Coats Viyella .........................................    29,250         61,375
Commercial Union ......................................     3,790         39,857
Energy Group ..........................................     4,000         42,698
Hanson ................................................    10,557         52,390
Harrison & Crosfield ..................................    23,995         43,955
Hillsdown Holdings ....................................     5,050         68,119
Lex Service ...........................................    10,920         68,649
Powergen ..............................................     5,410         64,326
Redland ...............................................    11,100         62,848
Safeway ...............................................     8,120         46,990
Tate & Lyle ...........................................     8,190         60,897
                                                                    ------------
                                                                         835,366
                                                                    ------------

HONG KONG - 2.3%
China Light & Power ...................................     3,000         16,999
Dickson Concept Inc. ..................................     7,700         28,028
Hang Lung Development Co. .............................    16,000         29,326
Hong Kong Telecomm ....................................    14,600         34,864
HSBC Holdings .........................................     1,500         45,112
Manhattan Card Co. ....................................   106,000         48,230
New World Development Co. .............................     5,000         29,817
Sth China Morn Post ...................................     5,900          5,788
                                                                    ------------
                                                                         238,164
                                                                    ------------
ITALY - 0.5%
Eni Spa ...............................................    10,000         56,632
                                                                    ------------

IRELAND - 0.6%
Smurfit ...............................................    22,500         65,405
                                                                    ------------
JAPAN - 5.2%
Koito Mfg. Co. ........................................     6,000         45,856
MOS Food Services .....................................     2,200         40,691
Nichicon Corp. ........................................     6,000         81,138
Nintendo Co. ..........................................       700         58,629
Promise Co. ...........................................     1,300         74,402
Sekisui Chemical ......................................     5,000         50,602
Sony Corp. ............................................       600         52,295
Suzuki Motor Corp. ....................................     8,000        101,204
Yodogawa Steelworks ...................................     7,000         42,750
                                                                    ------------
                                                                         547,567
                                                                    ------------
MALAYSIA - 0.9%
Arab Malaysian Finance ................................    11,400         24,164
Bolton Properties .....................................    23,400         33,376
Kedah Cement Holdings .................................     7,900         12,332
Malaysian International Shipping ......................     8,500         22,058
                                                                    ------------
                                                                          91,930
                                                                    ------------
NETHERLANDS - 2.9%
Akzo Nobel NV .........................................       490         67,151
ABN Amro Holdings NV ..................................     3,940         73,465
Hollandsche Beton .....................................        60         13,685
Ing Groep NV ..........................................     1,690         77,918
Kon PTT Nederland .....................................     1,760         69,041
                                                                    ------------
                                                                         301,260
                                                                    ------------
NEW ZEALAND - 0.3%
Fletcher Challenge (Building) .........................    11,460         34,484
Fletcher Challenge (Paper) ............................       458            653
                                                                    ------------
                                                                          35,137
                                                                    ------------
NORWAY - 0.8%
Kvaerner ASA ..........................................       960         58,091
Nycomed ...............................................     1,880         26,933
                                                                    ------------
                                                                          85,024
                                                                    ------------
SPAIN - 1.4%
Banco Santander SA ....................................     2,446         75,364
Repsol SA .............................................     1,610         68,071
                                                                    ------------
                                                                         143,435
                                                                    ------------
SWEDEN - 0.3%
Electrolux AB .........................................       470         33,903
                                                                    ------------

SWITZERLAND - 3.3%
Forbo Hldg ............................................       186         80,260
Nestle SA .............................................        55         72,555
Schw Ruckversicher ....................................        53         74,962
Sig Schw Ind HG AG ....................................        18         54,555
Sulzer AG .............................................        82         70,205
                                                                    ------------
                                                                         352,537
                                                                    ------------
UNITED STATES - 0.7%
Jardine Matheson ......................................     9,800         69,580
                                                                    ------------
TOTAL COMMON STOCKS ...................................   535,320      3,655,608
                                                                    ------------

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 1.5%
--------------------------------------------------------------------------------

United States Treasury Bill
 4.30% due 7/03/97(+) .................................                  152,573
                                                                    ------------
TOTAL INTERNATIONAL EQUITY ............................                3,808,181
                                                                    ------------

INTERNATIONAL BOND--12.6%

--------------------------------------------------------------------------------
FIXED INCOME -- 8.2%
--------------------------------------------------------------------------------

                            CURRENCY
--------------------------------------------------------------------------------
ARGENTINA - 0.2%
Government of Argentina Bocon
 3.242% due 4/01/01 ......... ARS       26,528           24,326
                                                     ----------
AUSTRIA - 0.1%
Republic of Austria
 7.625% due 10/18/04 ........ ATS      150,000           13,846
                                                     ----------
CANADA - 0.8%
Canadian Government
 8.75% due 12/01/05 ......... CAD      104,000           87,719
                                                     ----------
DENMARK - 0.2%
Denmark (Kingdom)
 8.00% due 5/15/03 .......... DKK      150,000           25,568
                                                     ----------
FRANCE - 0.7%
Government of France
 7.75% due 10/25/05 ......... FRF      360,000           70,907
                                                     ----------
GERMANY - 2.3%
Germany (Fed) Rep
 5.875% due 5/15/00 ......... DEM      405,000          244,519
                                                     ----------
GREAT BRITAIN - 0.9%
Treasury
 8.50% due 12/07/05 ......... GBP       50,000           90,655
                                                     ----------
GREECE - 0.1%
Hellenic Republic
 14.80% due 6/17/03 ......... GRD      300,000            1,126
Republic of Greece
 14.00% due 10/23/03 ........ GRD    2,000,000            7,565
                                                     ----------
                                                          8,691
                                                     ----------
ITALY - 0.8%
Republic of Italy
 6.00% due 1/01/00 .......... ITL   50,000,000           29,455
Republic of Italy
 9.50% due 1/01/05 .......... ITL   80,000,000           54,225
                                                     ----------
                                                         83,680
                                                     ----------
JAPAN - 0.3%
Government of Japan
 4.10% due 12/22/03 ......... JPY    3,000,000           30,472
                                                     ----------
SOUTH AFRICA - 0.1%
Republic of South Africa
 14.00% due 8/15/97 ......... ZAR       60,000           13,189
                                                     ----------
SPAIN - 0.3%
Government of Spain
 10.00% due 2/28/05 ......... ESP    4,000,000           33,551
                                                     ----------
SWEDEN - 1.4%
Sweden (Kingdom)
 10.25% due 5/05/00 ......... SEK    1,000,000          146,239
                                                     ----------
TOTAL FIXED INCOME                                      873,362
                                                     ----------

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 3.7%
--------------------------------------------------------------------------------

Canadian Treasury Bill
 due 4/02/98 ................ CAD       40,000           28,084
Federal Home Loan Mortgage Discount Notes
 5.44% due 7/14/97 ..........         $200,000          199,607
Federal National Mortgage Association
 5.45% due 8/01/97 ..........         $100,000           99,531
Mexican Cetes
 due 7/24/97 ................ MEX       20,000            2,386
Mexican Cetes
 due 7/31/97 ................ MEX       20,000            2,386
Mexican Cetes
 due 10/02/97 ............... MEX       20,000            2,386
Mexican Cetes
 due 10/30/97 ............... MEX       30,000            3,578
Poland Treasury Bill
 due 5/13/98 ................ PLN       20,000            5,118
Poland Treasury Bill
 due 12/03/97 ............... PLN       20,000            5,574
Poland Treasury Bill
 due 4/22/98 ................ PLN       30,000            7,762
United States Treasury Bill
 4.30% due 7/03/97(+)                                    31,514
                                                     ----------
                                                        387,926
                                                     ----------

--------------------------------------------------------------------------------
INTERNATIONAL BOND OPTIONS -- 0.7%
--------------------------------------------------------------------------------

Purchased calls
AST 150,000 Australian Government Bonds
 @107.603 exp. date 9/26/97 .........................    11,284
JPY 7,000,000 Japanese Government Bonds
 @102.586 exp. date 9/16/97 .........................     6,136
JPY 41,000,000 Japanese Government Bonds
 @97.239 exp. date 9/25/97 ..........................    53,666
                                                     ----------
TOTAL INTERNATIONAL BOND OPTIONS ....................    71,086
                                                     ----------
TOTAL INTERNATIONAL BOND ............................ 1,332,374
                                                     ----------

SHORT TERM--4.6%

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS
--------------------------------------------------------------------------------

United States Treasury Bill
 4.30% due 7/03/97(+) ...............................   488,369
                                                    -----------
Total Investments
 (Identified Cost $10,091,032) ........ 103.6%       10,941,469
Other Assets,
 Less Liabilities .....................  (3.6)        (381,123)
                                        ------      -----------
Net Assets ............................ 100.0%      $10,560,346
                                        ======      ===========

   *Non income producing
 (+)The Portfolio owns in aggregate U.S. Treasury Bill 4.30%, due 7/03/97 valued at $784,990, portions of which are listed separately by each Asset Class. (++)The Portfolio owns in aggregate 440 shares of Deere & Co. valued at $24,521,
    1,075 shares in Philip Morris Cos. Inc. valued at $47,703, 285 shares in Chubb Corp. valued at $19,060, 390 shares in E I du Pont de Nemours & Co. valued at $24,521, 175 shares in Compaq Computers Corp. valued at $17,369 and 395 shares of Federal National Mortgage Association, valued at $17,232.

See notes to financial statements

CITISELECT(SM) VIP FOLIO 500
--------------------------------------------------------------------------------
FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT JUNE 30, 1997 ARE AS FOLLOWS:

                                                                                                                     UNREALIZED
                                                                   MARKET        AGGREGATE     DELIVERY DATE        APPRECIATION
                 CURRENCY                       COUNTRY            VALUE        FACE VALUE     OF CONTRACTS        (DEPRECIATION)
                 -------                         ------            -----          -------        ----------          -----------
Deutsche Mark (Buy) ....................    Germany              $149,771         $152,456      July-97              $ (2,685)
Deutsche Mark (Sell) ...................    Germany                45,114           45,689      July-97                    575
Deutsche Mark (Buy) ....................    Germany               287,451          294,723      August-97              (7,272)
Deutsche Mark (Sell) ...................    Germany               294,978          300,357      August-97                5,379
Deutsche Mark (Buy) ....................    Germany               160,404          162,213      September-97           (1,809)
Dollar (Sell) ..........................    Australia              20,440           20,437      July-97                    (3)
Dollar (Buy) ...........................    Australia              19,652           20,176      July-97                  (524)
Dollar (Buy) ...........................    Canada                 27,523           27,551      July-97                   (28)
Dollar (Sell) ..........................    Canada                 27,523           27,536      July-97                     13
Dollar (Buy) ...........................    Canada                 50,939           50,714      September-97               225
Dollar (Sell) ..........................    Canada                 19,661           19,651      September-97              (10)
Dollar (Sell) ..........................    Canada                 95,364           97,073      March-98                 1,709
Drachma (Sell) .........................    Greece                    364              361      July-97                    (3)
ECU (Sell) .............................    Europe                  9,477            9,802      July-97                    325
Franc (Buy) ............................    Belgium                30,041           30,740      July-97                  (699)
Franc (Sell) ...........................    Belgium                 4,371            4,412      July-97                     41
Franc (Buy) ............................    Belgium                11,562           11,718      Sep-97                   (156)
Franc (Buy) ............................    France                  3,407            3,529      July-97                  (122)
Franc (Sell) ...........................    France                    534              552      July-97                     18
Franc (Buy) ............................    France                 25,095           25,346      August-97                (251)
Franc (Sell) ...........................    France                 10,497           10,607      August-97                  110
Franc (Buy) ............................    France                 30,790           31,109      September-97             (319)
Franc (Sell) ...........................    Switzerland             1,604              827      July-97                  (777)
Franc (Sell) ...........................    Switzerland            41,593           43,081      August-97                1,488
Franc (Sell) ...........................    Switzerland           114,200          116,044      September-97             1,844
Guilder (Buy) ..........................    Netherlands            52,539           53,618      July-97                (1,079)
Guilder (Sell) .........................    Netherlands             6,659            6,811      September-97               152
Koruna (Buy) ...........................    Czechoslovakia         10,033           10,486      August-97                (453)
Krone (Buy) ............................    Sweden                 14,225           14,188      July-97                     37
Krone (Sell) ...........................    Sweden                134,493          135,673      July-97                  1,180
Lira (Buy) .............................    Italy                 105,549          105,126      July-97                    423
Markka (Sell) ..........................    Finland               205,677          208,020      July-97                  2,343
Markka (Buy) ...........................    Finland                 9,652            9,767      July-97                  (115)
Markka (Buy) ...........................    Finland               208,004          208,955      August-97                (951)
Peseta (Buy) ...........................    Spain                  45,680           46,165      July-97                  (485)
Peseta (Buy) ...........................    Spain                  54,309           54,832      August-97                (523)
Peseta (Sell) ..........................    Spain                  47,211           47,864      September-97               653
Peso (Buy) .............................    Chile                   3,363            3,333      July-97                     30
Pound (Sell) ...........................    Great Britain          17,434           17,391      July-97                   (43)
Pound (Sell) ...........................    Great Britain           5,521            5,420      August-97                (101)
Pound (Buy) ............................    Great Britain           8,314            8,170      August-97                  144
Pound (Buy) ............................    Great Britain          16,600           16,298      October-97                 302
Rand (Sell) ............................    South Africa            2,177            2,191      August-97                   14
Rupiah (Buy) ...........................    Indonesia               5,298            5,247      July-97                     51
Won (Buy) ..............................    South Korea             5,405            5,336      July-97                     69
Yen (Sell) .............................    Japan                  61,627           60,632      July-97                  (995)
Yen (Buy) ..............................    Japan                 331,884          304,305      July-97                 27,579
Yen (Buy) ..............................    Japan                   6,137            6,080      August-97                   57
Yen (Sell) .............................    Japan                   5,611            5,533      August-97                 (78)
                                                                                                                      --------
                                                                                                                      $ 25,280
                                                                                                                      ========

CITISELECT(SM) VIP PORTFOLIOS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES            JUNE 30, 1997 (UNAUDITED)

                                                                   CITISELECT(SM)  CITISELECT(SM)   CITISELECT(SM)   CITISELECT(SM)
                                                                        VIP             VIP              VIP               VIP
                                                                     FOLIO 200       FOLIO 300        FOLIO 400         FOLIO 500
                                                                    ------------    ------------     ------------     ------------
ASSETS:
Investments, at value (Note1A) (Identified Cost, $10,467,701
 $10,336,887, $10,012,127 and $10,091,032, respectively) .........  $ 10,839,472     $ 10,843,516     $ 10,723,303   $ 10,941,469
Foreign currency, (cost $10,381, $14,291, $20,426 and $10,668,
 respectively) at value ..........................................        11,256           16,302           23,687         14,272
Cash .............................................................         4,075            1,240           52,708            817
Receivable for securities sold ...................................     3,780,799        4,480,198        4,400,493      1,785,377
Receivable for forward contracts .................................       101,070          113,563          110,554         44,761
Dividend receivable ..............................................        10,430           19,804           34,849         37,891
Interest receivable ..............................................        81,497           62,347           46,279         17,052
Receivable from sub-administrator (Note 6) .......................        92,872           91,178           82,448         90,294
Receivable for shares of beneficial interest sold ................          --               --             10,000           --
Other Assets .....................................................            95              323             --              603
                                                                    ------------     ------------     ------------   ------------
 Total Assets ....................................................    14,921,566       15,628,471       15,484,321     12,932,536
                                                                    ------------     ------------     ------------   ------------
LIABILITIES:
Payable for securities purchased .................................     4,304,183        4,877,759        4,667,936      2,225,667
Payable for forward contracts ....................................        33,820           40,509           40,250         19,481
Payable for shares of beneficial interest sold ...................          --             63,759           10,000           --
Management fee payable (Note 2) ..................................         1,784            2,392            3,276          3,460
Accrued expenses and other liabilities ...........................       123,583          123,583          123,656        123,582
                                                                    ------------     ------------     ------------   ------------
 Total Liabilities ...............................................     4,463,370        5,108,002        4,845,118      2,372,190
                                                                    ------------     ------------     ------------   ------------
NET ASSETS for 1,002,765, 1,000,093, 1,000,323 and 977,298 shares
respectively, of beneficial interest outstanding .................  $ 10,458,196     $ 10,520,469     $ 10,639,203   $ 10,560,346
                                                                    ============     ============     ============   ============

NET ASSETS CONSIST OF:
Paid-in capital ..................................................  $  9,953,540     $  9,818,198     $  9,774,265   $  9,702,446
Undistributed net investment income ..............................       157,774          162,244          127,048         90,121
Accumulated net realized gain (loss) on investments ..............       (74,668)         (20,514)         (23,216)      (108,818)
Unrealized appreciation of investments and foreign
 currency translations ...........................................       421,550          560,541          761,106        876,597
                                                                    ------------     ------------     ------------   ------------
Total Net Assets .................................................  $ 10,458,196     $ 10,520,469     $ 10,639,203   $ 10,560,346
                                                                    ============     ============     ============   ============
NET ASSET VALUE PER SHARE OF BENEFICIAL INTEREST .................  $      10.43     $      10.52     $      10.64   $      10.81
                                                                    ============     ============     ============   ============

See notes to financial statements

CITISELECT(SM) VIP PORTFOLIOS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS FOR THE PERIOD FEBRUARY 10, 1997
(COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1997 (UNAUDITED)

                                                                   CITISELECT(SM)  CITISELECT(SM)   CITISELECT(SM)   CITISELECT(SM)
                                                                        VIP             VIP              VIP               VIP
                                                                     FOLIO 200       FOLIO 300        FOLIO 400         FOLIO 500
                                                                    ------------    ------------     ------------     -------------
INCOME:
Interest (Note 1B) (net of foreign tax of $0, $0, $149 and $0) ...    $ 168,084        $ 155,229        $ 101,942        $  46,195
Dividends (net of foreign tax of $2,306, $4,425,
 $8,531 and $9,881) ..............................................       30,209           53,355           84,320           94,530
                                                                      ---------        ---------        ---------        ---------
 Total investment income .........................................      198,293          208,584          186,262          140,725
                                                                      ---------        ---------        ---------        ---------
EXPENSES:
Custodian fees and accounting fees ...............................      100,000          100,000          100,000          100,000
Management fees (Note 2) .........................................       31,974           36,583           35,537           30,362
Auditing services ................................................       10,850           10,850           10,850           10,850
Legal services ...................................................        7,500            7,500            7,500            7,500
Trustees fees ....................................................        1,834            1,835            1,835            1,834
Shareholder reports ..............................................        3,705            3,705            3,705            3,705
Miscellaneous ....................................................        1,011            1,013            1,013            1,011
                                                                      ---------        ---------        ---------        ---------
 Total expenses ..................................................      156,874          161,486          160,440          155,262
Less aggregate amount waived by the Manager (Note 2) .............      (23,483)         (23,968)         (18,778)         (14,364)
Less expenses assumed by the Sub-Administrator (Note 6) ..........      (92,872)         (91,178)         (82,448)         (90,294)
                                                                      ---------        ---------        ---------        ---------
Net expenses .....................................................       40,519           46,340           59,214           50,604
                                                                      ---------        ---------        ---------        ---------
Net investment income ............................................      157,774          162,244          127,048           90,121
                                                                      ---------        ---------        ---------        ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from investments and
 foreign currency transactions ...................................      (74,668)         (20,514)         (23,216)        (108,818)
Net change in unrealized appreciation (depreciation) .............      421,550          560,541          761,106          876,597
                                                                      ---------        ---------        ---------        ---------
Net realized and unrealized gain (loss) on investments
 and foreign currency transactions ...............................      346,882          540,027          737,890          767,779
                                                                      ---------        ---------        ---------        ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............    $ 504,656        $ 702,271        $ 864,938        $ 857,900
                                                                      =========        =========        =========        =========

See notes to financial statements

CITISELECT(SM) VIP PORTFOLIOS
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS -- FOR THE PERIOD FEBRUARY 10, 1997 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1997 (UNAUDITED)

                                                                   CITISELECT(SM)  CITISELECT(SM)     CITISELECT(SM) CITISELECT(SM)
                                                                        VIP             VIP                VIP           VIP
                                                                     FOLIO 200       FOLIO 300          FOLIO 400      FOLIO 500
                                                                    ------------   ------------       ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income ............................................  $    157,774     $    162,244     $    127,048   $     90,121
Net realized gain (loss) .........................................       (74,668)         (20,514)         (23,216)      (108,818)
Net change in unrealized appreciation of investments .............       421,550          560,541          761,106        876,597
                                                                    ------------     ------------     ------------   ------------
 Net increase in net assets resulting from operations ............       504,656          702,271          864,938        857,900
                                                                    ------------     ------------     ------------   ------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 5):
Net proceeds from sale of shares .................................    13,235,582       16,773,262       16,097,754     12,070,476
Cost of shares repurchased .......................................    (3,282,042)      (6,955,064)      (6,323,489)    (2,368,030)
                                                                    ------------     ------------     ------------   ------------
 Net increase in net assets from transactions
 in shares of beneficial interest ................................     9,953,540        9,818,198        9,774,265      9,702,446
                                                                    ------------     ------------     ------------   ------------
NET INCREASE IN NET ASSETS .......................................    10,458,196       10,520,469       10,639,203     10,560,346

NET ASSETS:
Beginning of period ..............................................          --               --               --             --
                                                                    ------------     ------------     ------------   ------------
End of period (including undistributed net investment
 income of $157,774, $162,244, $127,048 and $90,121) .............  $ 10,458,196     $ 10,520,469     $ 10,639,203   $ 10,560,346
                                                                    ============     ============     ============   ============

See notes to financial statements

CITISELECT(SM) VIP PORTFOLIOS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS FOR THE PERIOD FEBRUARY 10, 1997
(COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1997 (UNAUDITED)

                                                                   CITISELECT(SM)  CITISELECT(SM)     CITISELECT(SM) CITISELECT(SM)
                                                                        VIP             VIP              VIP               VIP
                                                                     FOLIO 200       FOLIO 300        FOLIO 400         FOLIO 500
                                                                   -------------   -------------    -------------     -------------
Net Asset Value, Beginning of Period .............................  $      10.00     $      10.00     $      10.00   $      10.00
                                                                    ------------     ------------     ------------   ------------
Net investment income ............................................  $      0.157     $      0.162     $      0.127   $      0.092
Net realized and unrealized gain (loss) on investment ............         0.273            0.358            0.513          0.718
                                                                    ------------     ------------     ------------   ------------
 Total from operations ...........................................         0.430            0.520            0.640          0.810
                                                                    ------------     ------------     ------------   ------------
Net Asset Value, end of period ...................................  $      10.43     $      10.52     $      10.64   $      10.81
                                                                    ============     ============     ============   ============

Ratios/Supplemental Data:
Net assets, end of period (000's omitted) ........................  $     10,458     $     10,520     $     10,639   $     10,560
Ratio of expenses to average net assets ..........................         0.95%*           0.95%*           1.25%*         1.25%*
Ratio of net investment income to average net assets .............         3.67%*           3.30%*           2.66%*         2.21%*
Portfolio turnover rates .........................................          136%             145%             132%            72%
Average commission rate per share (A) ............................  $     0.0020     $     0.0019     $     0.0020   $     0.0023
Total return .....................................................         4.30%**          5.20%**           6.40**        8.10%**
Note:  If Agents of the Funds had not voluntarily agreed to waive a portion of their fees, and the Administrator not assumed expenses for the periods indicated, the net investment income per share and the ratios would have been as follows:
Net investment income (loss) per share ...........................  $      0.041     $      0.047     $      0.026   $     (0.015)
Ratios:
Expenses to average net assets ...................................         3.65%*           3.29%*           3.36%*          3.81%*
Net investment income (loss) to average net assets ...............         0.97%*           0.96%*           0.55%*         (0.35%)*

(A) The average commission rate paid is applicable for funds that invest greater than 10% of average net assets in equity transactions on which commissions are charged.
  * Annualized
 ** Not Annualized

See notes to financial statements

CITISELECT(SM) VIP PORTFOLIOS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1) SIGNIFICANT ACCOUNTING POLICIES
     CitiSelect(SM) VIP Folio 200, CitiSelect(SM) VIP Folio 300, CitiSelect(SM) VIP Folio 400 and CitiSelect(SM) VIP Folio 500 (the "Funds") are each a separate series of Variable Annuity Portfolios (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Citibank, N.A. ("Citibank" or the Manager) is the Investment Manager of each of the Funds. Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Funds' Sub-Administrator. Shares of each Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies.

     The financial statements are prepared in accordance with generally accepted accounting principles which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Funds are as follows:

A. INVESTMENT SECURITY VALUATIONS -- Equity securities are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Bonds, foreign bonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices. Short-term obligations maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or under guidelines established by the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when each Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. INCOME -- Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Gain and loss from principal paydowns are recorded as interest income. Dividend income and other distributions from investments are recorded on ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

C. FOREIGN CURRENCY TRANSLATION -- The accounting records of each of the Funds, are maintained in U.S. dollars. For each of the Funds' foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translations of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income, expenses and foreign taxes withheld recorded and the amount actually received or paid.

D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- Each of the Funds may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. Each of the Funds could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

E. FEDERAL TAXES -- The Funds' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any realized gain on investment transactions.
Accordingly, no provision for federal income or excise tax is necessary.

F. EXPENSES -- Each Fund bears all costs of its operations other than expenses specifically assumed by Citibank and LFBDS. Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the average net assets of each Fund, except when allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

G. FUTURES CONTRACTS -- The Funds may engage in futures transactions. The Funds may use futures contracts in order to protect the Funds from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Funds in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Funds' exposure to the underlying instrument. Selling futures contracts tends to either decrease the Funds' exposure to the underlying instrument, or to hedge other fund investments.

Upon entering into a futures contract, the Funds are required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Funds each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Funds recognize a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

H. PURCHASED OPTIONS -- The premium paid by the Funds for the purchase of a call or a put option is included in the Funds' Statement of Assets and Liabilities as an investment and subsequently marked-to market to reflect the current market value of the option. When an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. When the Funds enter into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Funds exercise a put option, it will realize a gain or loss from sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Funds exercise a call option, the cost of the security which the Funds purchase upon exercise will be increased by the premium originally paid.

I. DISTRIBUTIONS -- Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to each Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

J. BENEFICIAL INTEREST -- At June 30, 1997, insurance companies or their separate accounts were the record owners of all the shares of each Fund.

K. OTHER -- Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined on the identified cost basis.

(2) MANAGEMENT FEES
     Citibank is responsible for overall management of the Funds' business affairs, and has a separate Management Agreement with each of the Funds. Citibank also provides certain administrative services to the Funds. These administrative services include providing general office facilities and supervising the overall administration of the Funds. LFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time are agreed to by Citibank and LFBDS.

     The management fees paid to Citibank, are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.75% of each of the Funds' average daily net assets.

     The management fee paid to Citibank for CitiSelect(SM) VIP Folio 200, CitiSelect(SM) VIP Folio 300, CitiSelect(SM) VIP Folio 400 and CitiSelect(SM) VIP Folio 500 amounted to $31,974, $36,583, $35,537 and $30,362, respectively, of which $23,483, $23,968, $18,778 and $14,364 were voluntarily waived for period ended June 30, 1997, respectively. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(3)  PURCHASES AND SALES OF INVESTMENTS
     Purchases and sales of securities, other than short-term obligations, for the period ended June 30, 1997, were as follows:

                                  PURCHASES           SALES
CitiSelect(SM) VIP
 Folio 200 .................    $21,233,018        $11,912,382
CitiSelect(SM) VIP
 Folio 300 .................    $16,117,883        $26,874,694
CitiSelect(SM) VIP
 Folio 400 .................    $24,832,052        $14,297,862
CitiSelect(SM) VIP
 Folio 500 .................    $16,479,771        $ 7,101,106

(4)  FEDERAL INCOME TAX BASIS OF INVESTMENTS
     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1997, as computed on a federal income tax basis, are as follows:

CITISELECT(SM) VIP FOLIO 200
 Aggregate Cost ..........................         $10,467,701
                                                   ===========
 Gross unrealized appreciation ...........         $   477,909
 Gross unrealized depreciation ...........            (106,138)
                                                   -----------
 Net unrealized appreciation
 (depreciation) ..........................         $   371,771
                                                   ===========

CITISELECT(SM) VIP FOLIO 300
 Aggregate Cost ..........................         $10,336,887
                                                   ===========
 Gross unrealized appreciation ...........         $   636,433
 Gross unrealized depreciation ...........            (129,804)
                                                   -----------
 Net unrealized appreciation
 (depreciation) ..........................         $   506,629
                                                   ===========

CITISELECT(SM) VIP FOLIO 400
 Aggregate Cost ..........................         $10,012,127
                                                   ===========

 Gross unrealized appreciation ...........         $   880,251
 Gross unrealized depreciation ...........            (169,075)
                                                   -----------
 Net unrealized appreciation
 (depreciation) ..........................         $   711,176
                                                   ===========

CITISELECT(SM) VIP FOLIO 500
 Aggregate Cost ..........................         $10,091,032
                                                   ===========
 Gross unrealized appreciation ...........         $ 1,036,184
 Gross unrealized depreciation ...........            (185,747)
                                                   -----------
 Net unrealized appreciation
 (depreciation) ..........................         $   850,437
                                                   ===========

(5)  SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest are as follows:

CITISELECT(SM) VIP FOLIO 200
 Shares sold ...................................     1,324,602
 Shares repurchased ............................     (321,837)
                                                     ---------
 Net increase ..................................     1,002,765
                                                     ---------

CITISELECT(SM) VIP FOLIO 300
 Shares sold ...................................     1,678,287
 Shares repurchased ............................     (678,194)
                                                     ---------
 Net increase ..................................     1,000,093
                                                     ---------

CITISELECT(SM) VIP FOLIO 400
 Shares sold ...................................     1,613,340
 Shares repurchased ............................     (613,017)
                                                     ---------
 Net increase ..................................     1,000,323
                                                     ---------

CITISELECT(SM) VIP FOLIO 500
 Shares sold ...................................     1,205,145
 Shares repurchased ............................     (227,847)
                                                     ---------
 Net increase ..................................       977,298
                                                     ---------

     Citicorp Life Insurance Co. and First Citicorp Life Insurance Co., directly and through their separate accounts, own approximately 99.9% of each CitiSelect VIP Portfolio.

(6)  ASSUMPTION OF EXPENSES

     LFBDS has voluntarily agreed to pay a portion of the expenses for the period ended June 30, 1997. The amounts are as follows:

     CitiSelect(SM) VIP Folio 200    $92,872
     CitiSelect(SM) VIP Folio 300    $91,178
     CitiSelect(SM) VIP Folio 400    $82,448
     CitiSelect(SM) VIP Folio 500    $90,294

-------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
                                  June 30, 1997
-------------------------------------------------------------------------------

                       LANDMARK SMALL CAP EQUITY VIP FUND

We are pleased to present this semi-annual report for the Landmark Small Cap Equity VIP Fund. The report covers the period February 10, 1997 (commencement of operations) to June 30, 1997. During that time, the Funds' investment adviser, Citibank, N.A., has been busy putting your variable annuity insurance assets to work in order to help you reach your long-term financial goals.

CONTENTS
-------------------------------------------------------------------------------
Portfolio Manager
The Portfolio Manager Responds
Fund Data
Performance Highlights
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements

-------------------------------------------------------------------------------
Remember that Mutual Fund Shares:
o Are not bank deposits or FDIC insured
o Are not obligations of or guaranteed by Citibank or Citicorp Investment
  Services
o Are subject to investment risks, including possible loss of the principal amount invested

-------------------------------------------------------------------------------
 PORTFOLIO MANAGER

LINDA J. INTINI
Vice President, Citibank, N.A.

     Linda J. Intini has managed Landmark Small Cap Equity VIP Fund since inception. Ms. Intini has over nine years of experience specializing in the management of small cap equities, including over $300 million of Citibank's small cap portfolios for trusts and individuals. Prior to joining Citibank, she was a Portfolio Manager and Research Analyst with Manufacturers Hanover in the Special Equity area. She also specialized in equity research at Eberstadt Fleming.

-------------------------------------------------------------------------------
 THE PORTFOLIO MANAGER RESPONDS

     Small-capitalization stocks continued to underperform their larger counterparts during the first half of 1997. Individual and institutional investors seemed to prefer the predictable, consistent earnings growth of well established firms whose shares trade in high volume. During the second quarter of the year, however, the small-cap market finally began to show renewed signs of strength. After the 9.8% correction in large-cap stocks during March and April, small-cap stocks joined their larger counterparts in the rally that sent several indexes to new highs.

     We worked throughout the period to position the portfolio for the small-cap rally that finally appeared in May and June. First, we sharpened our focus on growth companies, selling some holdings that may have been more attractive from a value perspective than from an earnings-growth standpoint. At the same time, we identified and invested in several companies that met our disciplined growth criteria for management strength, market leadership and potential. In addition, we changed the mix of industries and economic sectors within the portfolio, increasing our exposure to energy and financial companies while decreasing our holdings of technology and health care companies.

     We remain optimistic regarding the future growth potential of small-cap stocks. If U.S. economic growth slows from first-half levels as we expect, corporate earnings growth for large companies should slow commensurately and investors should begin to look for investments with higher growth rates, which should lead them to small-capitalization stocks. When small-cap stocks are "rediscovered" by investors, their prices could rise quickly and decisively.


-------------------------------------------------------------------------------
 FUND DATA All Periods Ended June 30, 1997 (unaudited)

                                                            TOTAL RETURNS
                                                             -----------
                                                                SINCE
                                                              2/10/1997
                                                             INCEPTION**
                                                             -----------
Landmark Small Cap Equity VIP Fund                              5.20%
Russell 2000 Index                                              9.58%

** Not Annualized.

-------------------------------------------------------------------------------
 PERFORMANCE HIGHLIGHTS

A $10,000 investment in the Fund made on inception date would have grown to $10,520 with sales charge (as of 6/30/97). The graph shows how the Fund compares to our benchmarks over the same period.

CITISELECT VIP VS BENCHMARK
10 K INVESTMENT
JUNE 30, 1997

                                      Landmark VIP            Russell 2000
                                     Small Cap Fund         Index (unmanaged)
2/10/97                                 10,000.00               10,000.00
2/28/97                                  9,550.00                9,896.50
3/31/97                                  9,050.00                9,429.48
4/30/97                                  8,730.00                9,455.89
5/31/97                                 10,000.00               10,507.38
6/30/97                                 10,520.00               10,958.15

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors.

 Landmark Small Cap Equity VIP Fund
-------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited)

ISSUER                            SHARES       VALUE
-----------------------------------------------------

-----------------------------------------------------
COMMON STOCKS - 97.8%
-----------------------------------------------------
COMMERCIAL SERVICES - 25.6%
Abacus Direct Corp.* ......       2,840    $   92,300
Gray Communication Systems          100         2,088
Lamar Advertising Co.* ....       2,600        66,300
Melita International Corp.*       2,000        25,000
Metris Cosmetics Inc.* ....       1,200        39,375
Metro Networks Inc.* ......       2,600        63,050
NFO Research Inc.* ........       1,465        36,259
Registry Inc.* ............       1,420        65,320
Rental Services Corp.* ....       3,070        80,588
Snyder Communications Inc.*       2,200        59,263
Suiza Foods Corp. * .......       2,215        90,815
Tower Automotive* .........       1,190        51,170
Whittman - Hart Inc.* .....       3,080        86,625
Wilmar Industries Inc.* ...       1,630        39,731
                                           ----------
                                              797,884
                                           ----------
COMMODITIES & PROCESSING - 4.1%
Central Parking Corp. .....       2,135        74,325
Om Group Inc. .............       1,600        53,000
                                           ----------
                                              127,325
                                           ----------
CONSUMER NON-DURABLES - 6.5%
General Cigar Holdings Inc.*      2,200        64,763
Performance Food Group Co.*       3,000        63,000
Worthington Foods Inc. ....       3,050        74,725
                                           ----------
                                              202,488
                                           ----------
CONSUMER SERVICES - 11.6%
Equity Corp. Intl. * ......       3,025        73,167
Heftel Broadcasting Corp.*        1,465        80,941
Premier Parks Inc.* .......       1,650        60,844
Regal Cinemas* ............       2,325        76,724
Suburban Lodges America* ..       3,300        69,300
                                           ----------
                                              360,976
                                           ----------
ELECTRONICS/TECHNOLOGICAL SERVICES - 9.3%
Claremont Technology Group Inc.*  3,025        71,844
E Trade Group Inc.* .......       2,795        54,852
Inso Corporation ..........         900        18,506
Iona Technologies ADR* ....       3,480        68,730
Periphonics Corp.* ........       2,380        51,170
Xionics Document Technology Inc.* 1,750        25,813
                                           ----------
                                              290,915
                                           ----------
ENERGY/MINERAL - 3.8%
Forcenergy Gas Exploration*       2,105        63,939
Lomak Petroleum Inc. ......       3,115        55,486
                                           ----------
                                              119,425
                                           ----------
FINANCE - 13.7%
Allied Group ..............       1,695        64,410
Executive Risk Inc. .......       1,375        71,500
Investors Financial Services Co.  1,650        78,374
Profit Recovery Group Intl*       1,000        13,874
Sirrom Capital Corp. ......       1,650        56,925
Texas Regional Bank Shares A      1,740        73,080
WestAmerica Bancorp .......         915        69,540
                                           ----------
                                              427,703
                                           ----------
HEALTH SERVICES/TECHNOLOGY - 12.7%
Cytyc Corp.* ..............       2,430        65,914
Henry Schein Inc.* ........       2,060        64,374
Human Genome Sciences Inc.*       1,235        41,064
Occusystems Inc.* .........       2,040        59,160
Parexel International Corp.*      3,120        99,060
Renal Treatment Center* ...       2,380        63,963
                                           ----------
                                              393,535
                                           ----------
PRODUCER/MANUFACTURING - 5.5%
Hardinge Inc. .............       2,380        69,615
Miller Industries Inc./Tenn.*     5,230        83,680
Synthetic Industries Inc.*          820        17,323
                                           ----------
                                              170,618
                                           ----------
RETAIL TRADE - 3.0%
CDW Computer Center Inc.* .         870        46,164
The Men's Wearhouse Inc.* .       1,465        46,148
                                           ----------
                                               92,312
                                           ----------
TRANSPORTATION - 2.0%
Eagle USA Airfreight Inc.*        2,290        62,116
                                           ----------
TOTAL INVESTMENTS
 (Identified Cost $2,615,204)     97.8%     3,045,297
OTHER ASSETS,
 LESS LIABILITIES .........        2.2         69,052
                                 -----     ----------
NET ASSETS ................      100.0%    $3,114,349
                                 =====     ==========

* Non-Income Producing

ADRs--American Depository Receipts

See notes to financial statements

 Landmark Small Cap Equity VIP Fund
-------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES June 30, 1997 (unaudited)

ASSETS:

Investment at value (Note 1A) (Identified Cost $2,615,204) ..................................       $3,045,297
Cash ........................................................................................           47,222
Receivable for investment sold ..............................................................           32,982
Dividend receivable .........................................................................              156
Receivable from the Sub-Administrator .......................................................           36,652
                                                                                                    ----------
 Total assets ...............................................................................        3,162,309
                                                                                                    ----------

LIABILITIES:

Payable for securities purchased ............................................................            2,058
Accrued expenses and other liabilities ......................................................           45,902
                                                                                                    ----------
 Total liabilities ..........................................................................           47,960
                                                                                                    ----------
NET ASSETS for 296,067 shares of beneficial interest outstanding ............................       $3,114,349
                                                                                                    ==========
NET ASSETS CONSIST OF:

Paid-in capital .............................................................................       $2,937,870
Unrealized appreciation of investment .......................................................          430,093
Undistributed net investment loss ...........................................................           (4,351)
Accumulated net realized loss on investments ................................................         (249,263)
                                                                                                    ----------
 Total ......................................................................................       $3,114,349
                                                                                                    ==========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST .......................           $10.52
                                                                                                        ======

See notes to financial statements

 Landmark Small Cap Equity VIP Fund
-------------------------------------------------------------------------------

 STATEMENT OF OPERATIONS
 For period February 10, 1997 (commencement of operations) to June 30, 1997 (unaudited)

INVESTMENT INCOME (Note 1B):
Dividend Income ...........................................................   $    4,348
Interest Income ...........................................................        2,278
                                                                              ----------
 Total investment income ..................................................                          $  6,626

EXPENSES:

Custodian fees ............................................................       22,000
Auditing fees .............................................................       10,850
Management fee (Note 2) ...................................................        9,148
Legal fees ................................................................        7,500
Shareholder reports .......................................................        3,705
Trustees fees .............................................................        2,571
Miscellaneous .............................................................        1,003
                                                                              ----------
 Total expenses ...........................................................       56,777
Less expenses assumed by the Sub-Administrator (Note 6) ...................      (36,652)
Less aggregate amount waived by the Manager (Note 2) ......................       (9,148)
                                                                              ----------
 Net expenses .............................................................                            10,977
                                                                                                     --------
 Net investment loss ......................................................                            (4,351)
                                                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS):

Net realized loss on investments ..........................................     (249,263)
Net change in unrealized appreciation (depreciation) from investments .....      430,093
                                                                              ----------
 Net realized and unrealized gain (loss) on investments ...................                           180,830
                                                                                                     --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................                          $176,479
                                                                                                     ========

See notes to financial statements

 Landmark Small Cap Equity VIP Fund
-------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS

                                                                                           FEBRUARY 10, 1997
                                                                                             (COMMENCEMENT
                                                                                           OF OPERATIONS) TO
                                                                                             JUNE 30, 1997
                                                                                              (UNAUDITED)
                                                                                           ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss ...............................................                          $   (4,351)
Net realized loss on investments ..................................                            (249,263)
Net change in unrealized appreciation (depreciation) from investments                           430,093
                                                                                             ----------
 Net increase in net assets resulting from operations .............                             176,479
                                                                                             ----------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
Net proceeds from sale of shares ..................................                           3,626,532
Cost of shares repurchased ........................................                            (688,662)
                                                                                             ----------
Net increase in net assets from transactions in shares
 of beneficial interest ...........................................                           2,937,870
                                                                                             ----------

NET INCREASE IN NET ASSETS ........................................                           3,114,349

NET ASSETS:
Beginning of period ...............................................                                  --
                                                                                             ----------
End of period (including undistributed investment loss of $4,351)                            $3,114,349
                                                                                             ==========

See notes to financial statements

 Landmark Small Cap Equity VIP Fund
-------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                                                                                          FEBRUARY 10, 1997
                                                                                          (COMMENCEMENT OF
                                                                                           OPERATIONS) TO
                                                                                            JUNE 30, 1997
                                                                                             (UNAUDITED)
                                                                                          ----------------
Net Asset Value, beginning of period ..............................                            $10.00
                                                                                               ------
Income From Operations:
Net investment loss ...............................................                             (0.01)
Net realized and unrealized gain on investment ....................                              0.53
                                                                                               ------
 Total from operations ............................................                              0.52
                                                                                               ------

Net Asset Value, end of period ....................................                            $10.52
                                                                                               ======

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted) .........................                            $3,114
Ratio of expenses to average net assets ...........................                              0.90%*
Ratio of net investment loss to average net assets ................                             (0.36)%*
Portfolio turnover ................................................                                67%
Average commission rate per share (A) .............................                              0.0020
Total return ......................................................                              5.20%**

    Note: If Agents of Landmark Small Cap Equity VIP Fund had not voluntarily waived a portion of their fees, and assumed Fund expenses for the period ended June 30, 1997, the net investment loss per share and the ratios would have been as follows:

    Net investment loss per share ....................................                         $(0.17)
    Ratios:
    Expenses to average net assets ...................................                           4.65%*
    Net investment loss to average net assets ........................                          (4.11)%*
(A) The average commission rate paid is applicable for funds that invest greater than 10% of average net assets in equity transactions on which commissions are charged.
  * Annualized
 ** Not Annualized

See notes to financial statements

 Landmark Small Cap Equity VIP Fund
-------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) SIGNIFICANT ACCOUNTING POLICIES
The Landmark Small Cap Equity VIP Fund (the "Fund"), a separate series of Variable Annuity Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a Massachusetts business trust. The Investment Manager of the Fund is Citibank, N.A. ("Citibank"). Landmark Funds Broker-Dealer Services, Inc. Ltd. ("LFBDS") acts as the Fund's Sub-Administrator. Shares of the fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Fund are as follows:

A. INVESTMENT SECURITY VALUATIONS -- Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. INCOME -- Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.

D. EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and LFBDS. Expenses incurred by the Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

E. DISTRIBUTIONS -- Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

F. REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

G. BENEFICIAL INTEREST -- At June 30, 1997, insurance companies or their separate accounts were the record owners of all the shares of the Fund.

H. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

(2) MANAGEMENT FEES
Citibank is responsible for overall management of the Fund's business affairs, and has a separate Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. LFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and LFBDS. The management fee paid to Citibank, is accrued daily, payable monthly. The management fee is computed at an annual rate of 0.75% of the Fund's average daily net assets. The management fee paid to Citibank amounted to $9,148, all of which was voluntarily waived for the period ended June 30, 1997.

(3) PURCHASES AND SALES OF INVESTMENTS
Purchases and sales of investments, other than short-term obligations, aggregated $4,875,297 and $2,010,830, respectively, for the period ended June 30, 1997.

(4) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1997 as computed on a federal income tax basis, are as follows:

Aggregate cost ....................... 2,615,204
                                       =========
Gross unrealized appreciation ........   461,501
Gross unrealized depreciation ........   (31,408)
                                       ---------
Net unrealized appreciation ..........   430,093
                                       =========

(5) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                     FEBRUARY 10, 1997
                                     (COMMENCEMENT OF
                                      OPERATIONS) TO
                                       JUNE 30, 1997
                                        (UNAUDITED)
                                      ---------------
Shares sold .........................    364,007
Shares issued to shareholders from
 reinvestment of distributions ......        --
Shares repurchased ..................    (67,940)
                                         -------
Net increase ........................    296,067
                                         =======

Citicorp Life Insurance Co. and First Citicorp Life Insurance Co., directly and through their separate accounts, own approximately 99.9% of Landmark Small Cap Equity VIP Fund.

(6) ASSUMPTION OF EXPENSES
LFBDS has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the period ended June 30, 1997, which amounted to $36,652.